UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22692

American Funds College Target Date Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2021

Gregory F. Niland

American Funds College Target Date Series

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds College Target Date Series®
Annual report for the year ended October 31, 2021

A balanced approach
that seeks to build
and preserve wealth
for higher education

American Funds College 2039 FundSM, American Funds College 2036 FundSM, American Funds College 2033 Fund®, American Funds College 2030 Fund®, American Funds College 2027 Fund®, American Funds College 2024 Fund®: Each fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital, depending on the proximity to its target date. The target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses. Each fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, each fund seeks to achieve an appropriate balance of total return and stability during different time periods.

American Funds College Enrollment Fund®: The fund’s investment objective is to provide current income, consistent with preservation of capital.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class 529-A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended September 30, 2021 (the most recent calendar quarter-end). Also shown are the expense ratios as of the series prospectus dated January 1, 2022 (unaudited).

	Cumulative total returns	Average annual total returns
Class 529-A shares	1 year	5 years	Lifetime[1]	Expense ratios

Reflecting 3.50% maximum initial sales charge:
American Funds College 2039 Fund	—	—	1.74%	0.85%[2]
American Funds College 2036 Fund	16.87%	—	9.39	0.81
American Funds College 2033 Fund	12.37	9.65%	7.90	0.73	[2]
American Funds College 2030 Fund	8.51	7.71	8.09	0.68	[2]
American Funds College 2027 Fund	4.46	5.86	6.69	0.66
American Funds College 2024 Fund	0.59	4.23	5.32	0.65

Reflecting 2.50% maximum initial sales charge:
American Funds College Enrollment Fund[3]	–2.59	1.45	1.23	0.68

[1]	Since September 14, 2012, for all funds except College 2039 Fund, which commenced operations on March 26, 2021, College 2036 Fund, which commenced operations on February 9, 2018, and College 2033 Fund, which commenced operations on March 27, 2015. Lifetime return for College 2039 Fund is cumulative since its inception.
[2]	The expense ratio is restated to reflect current fees.
[3]	College 2021 Fund® merged into College Enrollment Fund on May 21, 2021.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	Results at a glance

5	The value of a $10,000 investment

7	Investment approach for American Funds College Target Date Series

8	Investment portfolios

21	Financial statements

55	Board of trustees and other officers

Fellow investors:

It is our pleasure to present the annual report for American Funds College Target Date Series, for the fiscal year ended October 31, 2021.

Over the fiscal year, six of the seven funds within the series registered positive results, ranging from 28.16% (2036 fund) to 5.49% (2024 fund). The College Enrollment Fund had a slightly negative return of –0.07% for the fiscal year.

We continue to maintain a long-term perspective regarding investing on behalf of our shareholders and their collegebound beneficiaries. It should be noted that the longer dated funds have met their objective of delivering growth of principal over time, with moderate risk, since the series’ inception. The nearer dated funds, which hold assets for investors whose beneficiaries are at or approaching enrollment, have successfully met their primary objective of capital preservation.

As always, we encourage investors to keep short-term results in their proper perspective, as seen in the table on page 4.

About the series

American Funds College Target Date Series was created by the American Funds Portfolio Oversight Committee (POC), a group of seasoned investment professionals with varied backgrounds, diverse investment approaches and decades of experience. In creating the series, the POC carefully selected a mix of individual American Funds, employing an objective-based framework supported by rigorous analysis. This mix of funds focuses initially on growth before placing a greater emphasis on preservation as beneficiaries approach college enrollment. This gradual shift over the course of time is referred to as the “glide path” and is designed to grow savings while seeking to reduce the impact of market volatility.

Effective January 1, 2020, the POC was split into two distinct teams, one of which — the Target Date Solutions Committee — now oversees American Funds College Target Date Series. The Target Date Solutions Committee includes prior POC members Joanna F. Jonsson, Wesley Phoa and Brad Vogt, and additional portfolio managers Michelle Black, David Hoag, Samir Mathur and Shannon Ward.

The economy

It would be difficult to overstate the magnitude of political and socioeconomic change we have experienced over the reporting period, which began November 1, 2020. At the time of our last annual report, the U.S. was facing a presidential election. The Democratic win strongly influenced the course of the economic recovery after the pandemic-induced shutdown in the U.S. Very quickly the country set out on a path of stimulative fiscal policy after President Biden signed the $1.9 trillion COVID-19 relief bill on March 11, 2021. Now we are seeing efforts toward a general rebalancing of fiscal and monetary policy in an environment in which inflation has become a more serious

The college target date funds invest in Class R-6 shares of the underlying funds. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to the fund’s most recent prospectus for details. For more information on fee waivers and expense reimbursements, visit capitalgroup.com.

The funds’ allocation strategy does not guarantee that investors’ education savings goals will be met. Investors and their advisors should periodically evaluate their investment to determine whether it continues to meet their needs. Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

American Funds College Target Date Series	1

concern. Looser fiscal policy was a boon to recovery and market strength in the U.S. and, generally, around the world. We believe the U.S. Federal Reserve won’t hike rates soon, but apprehension over the potential tapering of quantitative easing has made markets somewhat jittery.

The U.S. rapidly set a strong pace of vaccinations. From a global perspective, through the spring and summer, a dedicated push to make COVID-19 vaccines available in developed countries led to a faster-than-expected opening of the global economy, and hence a stronger recovery. The pace of vaccination in developing countries has been much slower, with a devastating wave of infections hitting India in March and April. However, the encouraging pace of vaccinations in India since then has created more optimism worldwide regarding possibilities of recovery in other developing countries.

The robust recovery in the early-to-middle part of the reporting period created expectations of a Roaring ’20s effect. But rather than a sharp, steady rise destined to end in speculative excess, the current market environment is following a path of marked fluctuations. These current contractions are, in part, the result of severe supply chain problems that have caused slowdowns. The very complex “Just In Time” supply chain that global commerce has relied on since the mid-’90s did not adapt to the pandemic, and this was reflected in disrupted and strained factory operations along with general chaos in shipping. In addition, a tightening in the labor market boosted labor bargaining power to levels not seen in 20 years. Many workers who were forced out by the shutdown chose other types of employment arrangements, or retirement, leading to labor shortages in many sectors. The longer term impact on firms’ costs and profit margins remains uncertain.

Finally, developments in China have generated, and will continue to cause, global spillovers. The general tightening by the Chinese government and its desire to exert more central control over property and tech companies was blamed for a deep contraction in August, with retail sales growth dropping to 2.5%, a number that was much worse than expected. Chinese commerce is slowing, with auto sales and property sector difficulties serving to underscore the wariness of consumers. Massive declines in China’s equity indexes were triggered by regulatory tightening in certain sectors such as tech and education services, and later by default fears for real-estate conglomerate Evergrande and the property sector generally.

The stock market

The stock market continued to rally strongly, particularly in the U.S. Within the market, there were notable shifts in the relative performance of growth and value stocks. Growth had outpaced value for years, but, at the beginning of the reporting period, value stocks surged. However, this did not result in value taking and holding the dominant position. Rather, leadership shifted back and forth throughout the year, as sentiment on cyclical stocks rose and fell alongside developments throughout the pandemic.

Volatility picked up in September as a number of factors converged: new surges in COVID-19 cases in many countries, a worsening of global supply chain problems, continued high inflation, political difficulties in the U.S. around large spending bills and the debt ceiling, and negative developments in China. Equities subsequently recovered, but uncertainty remains elevated.

The bond market

Shifting ground was also the story during the reporting period for the bond market, with rates rising and falling. In the fourth-quarter of 2020, central banks around the world signaled their intention to loosen monetary policy by cutting interest rates and ramping up stimulus efforts to counterbalance the damaging effects of the pandemic. However, by first-quarter 2021, bonds surged and curves steepened due to inflation fears following extraordinary injections of cash in the form of the COVID-19 relief bill. Since second-quarter 2021, Treasury yields have seesawed while the curve has flattened.

Especially important to note has been the relentless global demand for yield and spread throughout the reporting period. Credit fundamentals trended positive and corporate bonds did better than many market watchers expected after the pandemic. This effect was aided by companies coming to market with bigger deals that were readily absorbed.

We have been more cautious about corporates than usual, but at the same time, we have harvested value in numerous credit-specific ideas. We

2	American Funds College Target Date Series

constantly evaluate risk and opportunity as we invest.

Inside the series

Over their respective lifetimes, all funds rose in value, with returns ranging from 1.49% (College Enrollment Fund) to 11.37% (2036 fund). Over the fiscal year, all underlying fixed income funds outpaced their respective indexes, with The Bond Fund of America® leading the way with a gain of 1.66% over the Bloomberg U.S. Aggregate Index.

The series’ underlying equity funds mostly trailed their indexes as dividend-paying stocks — which are a focus of many of the underlying equity strategies held by the series — lagged their more growth-oriented peers throughout the fiscal year.

Moving forward

In volatile and rapidly shifting markets such as those seen this year and likely to be seen in the near term, we take extra care to evaluate all possible outcomes. However, we continue to manage the series to achieve its long-term objective.

There are two long-term views on the equity market: first, that positive long-term structural changes regarding the environment are upon us and will be for a sustained period. Secondly, while we’ve been through a seven-year period in which dividend payers have trailed growth, we have not abandoned the idea that it is important to invest in solid, stable, mature companies that we believe are likely to live up to their commitments. Careful stock selection always remains at the core of our investment process.

We continue to encourage you to take a long-term view on investing. As always, we thank you for your trust in our efforts and look forward to reporting to you in the next year.

Cordially,

Wesley K. Phoa

President

December 8, 2021

For current information about the series, visit capitalgroup.com.

American Funds College Target Date Series	3

Results at a glance

For periods ended October 31, 2021, with all distributions reinvested for Class 529-A shares

	Cumulative total returns	Average annual total returns
	1 year	5 years	Lifetime[1]

American Funds College 2039 Fund[2]	—	—	10.40%
Standard & Poor’s 500 Composite Index[3,4]	—	—	—
Bloomberg U.S. Aggregate Index[4,5]	—	—	—

American Funds College 2036 Fund[2]	28.16%	—	11.37
Standard & Poor’s 500 Composite Index[3,4]	42.91	—	18.49
Bloomberg U.S. Aggregate Index[4,5]	–0.48	—	4.38

American Funds College 2033 Fund	22.35	11.49%	8.91
Standard & Poor’s 500 Composite Index[3,4]	42.91	18.93	15.16
Bloomberg U.S. Aggregate Index[4,5]	–0.48	3.10	2.95

American Funds College 2030 Fund	17.04	9.32	8.72
American Funds College 2027 Fund	11.10	7.18	7.21
American Funds College 2024 Fund	5.49	5.28	5.74
Standard & Poor’s 500 Composite Index[3,4]	42.91	18.93	15.63
Bloomberg U.S. Aggregate Index[4,5]	–0.48	3.10	2.82

American Funds College Enrollment Fund[6]	–0.07	1.95	1.49
Bloomberg U.S. Aggregate 1–5 Years Index[4,7]	–0.53	2.03	1.74

[1]	Since September 14, 2012, for all funds except College 2039 Fund, which commenced operations on March 26, 2021, College 2036 Fund, which commenced operations on February 9, 2018, and College 2033 Fund, which commenced operations on March 27, 2015. Lifetime return for College 2039 Fund is cumulative since its inception.
[2]	Five-year returns for College 2039 Fund are unavailable since the fund commenced operations on March 26, 2021. Five-year returns for College 2036 Fund are unavailable since the fund commenced operations on February 9, 2018.
[3]	Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. Source: S&P Dow Jones Indices LLC.
[4]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the index.
[5]	Bloomberg U.S. Aggregate Index represents the U.S. investment-grade (bonds rated BBB/Baa and above) fixed-rate bond market. Source: Bloomberg Index Services Ltd.
[6]	College 2021 Fund merged into College Enrollment Fund on May 21, 2021.
[7]	Bloomberg U.S. Aggregate 1–5 Years Index represents securities in the one- to five-year maturity range of the U.S. investment-grade (bonds rated BBB/Baa and above) fixed-rate bond market. Source: Bloomberg Index Services Ltd.

4	American Funds College Target Date Series

The value of a $10,000 investment

How a hypothetical $10,000 investment has grown (for periods ended October 31, 2021, with all distributions reinvested)

Fund results shown are for Class 529-A shares and reflect deduction of the maximum sales charge of 3.50% (2.50% for College Enrollment Fund) on a $10,000 investment.1 Thus, the net amount invested was $9,650 ($9,750 for College Enrollment Fund). Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

College 2039 Fund

Average annual total returns[5] based on a $1,000 investment (for periods ended October 31, 2021)*

Lifetime (since 3/26/21)

Class 529-A shares	6.56%

*	Assumes payment of the maximum 3.50% sales charge.

College 2036 Fund

Cumulative total return[5] based on a $1,000 investment (for the period ended October 31, 2021)*

	1 year	Lifetime (since 2/9/18)

Class 529-A shares	23.64%	10.32%

*	Assumes payment of the maximum 3.50% sales charge.

College 2033 Fund

Average annual total returns[5] based on a $1,000 investment (for periods ended October 31, 2021)*

	1 year	5 years	Lifetime (since 3/27/15)

Class 529-A shares	18.08%	10.69%	8.33%

*	Assumes payment of the maximum 3.50% sales charge.

College 2030 Fund

Average annual total returns[5] based on a $1,000 investment (for periods ended October 31, 2021)*

	1 year	5 years	Lifetime (since 9/14/12)

Class 529-A shares	12.92%	8.54%	8.30%

*	Assumes payment of the maximum 3.50% sales charge.

See page 6 for footnotes.

American Funds College Target Date Series	5

College 2027 Fund

Average annual total returns[5] based on a $1,000 investment (for periods ended October 31, 2021)*

	1 year	5 years	Lifetime (since 9/14/12)

Class 529-A shares	7.17%	6.42%	6.79%

*	Assumes payment of the maximum 3.50% sales charge.

College 2024 Fund

Average annual total returns[5] based on a $1,000 investment (for periods ended October 31, 2021)*

	1 year	5 years	Lifetime (since 9/14/12)

Class 529-A shares	1.77%	4.54%	5.33%

*	Assumes payment of the maximum 3.50% sales charge.

College Enrollment Fund

Average annual total returns[5] based on a $1,000 investment (for periods ended October 31, 2021)*

	1 year	5 years	Lifetime (since 9/14/12)

Class 529-A shares	–2.60%	1.43%	1.21%

*	Assumes payment of the maximum 2.50% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $250,000 ($500,000 for College Enrollment Fund) or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
[3]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[4]	Source: Bloomberg Index Services Ltd. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade (bonds rated BBB/Baa and above) fixed-rate bond market.
[5]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The college target date funds invest in Class R-6 shares of the underlying funds. The investment adviser has in the past reimbursed certain expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Refer to the fund’s most recent prospectus for details. For more information on fee waivers and expense reimbursements, visit capitalgroup.com.
[6]	Source: Bloomberg Index Services Ltd. Bloomberg U.S. Aggregate 1–5 Years Index represents securities in the one- to five-year maturity range of the U.S. investment-grade (bonds rated BBB/Baa and above) fixed-rate bond market.

The results shown are before taxes on fund distributions and sale of fund shares.

6	American Funds College Target Date Series

Investment approach for American Funds College Target Date Series

About the series

Launched in September 2012, American Funds College Target Date Series was designed to provide a low-maintenance investment option for parents who want to use a 529 savings plan to save for college.

An investor simply needs to select the College Target Date Series fund that most closely corresponds to the projected enrollment year of the student. American Funds takes care of the fund selection and the asset allocation and adjusts these over time as the enrollment date approaches. The only thing investors should need to worry about is making contributions.

For dates far from enrollment, the respective funds of funds have an emphasis on long-term growth of capital. For dates close to enrollment, the funds of funds have an emphasis on near-term preservation of capital.

The funds in the series have a conservative tilt, with a preference toward funds holding equities that pay dividends. The automatic rebalancing is disciplined and frequent to ensure that the funds are consistent with their stated investment objective.

The investment professionals of the Target Date Solutions Committee don’t attempt to be tactical asset allocators — that is, buy or sell based on market changes. They work out the rebalancing schedule, or “glide path,” that would make sense through the cycle, and they stick to it.

American Funds College Target Date Series glide path

The target allocations shown are as of October 31, 2021, and are subject to the Target Date Solutions Committee’s discretion. The investment adviser anticipates that the funds will invest their assets within a range that deviates no more than 10% above or below the allocations shown in the prospectus. Underlying funds may be added or removed during the year. Visit capitalgroup.com for current allocations.

American Funds College Target Date Series	7

American Funds College 2039 Fund

Investment portfolio October 31, 2021

Growth funds 46%	Shares	Value (000)
AMCAP Fund, Class R-6	159,428	$7,565
SMALLCAP World Fund, Inc., Class R-6[1]	73,153	6,909
New Perspective Fund, Class R-6	73,137	5,250
The Growth Fund of America, Class R-6	61,123	5,043
EuroPacific Growth Fund, Class R-6	58,364	4,111
The New Economy Fund, Class R-6	36,855	2,522
American Funds Global Insight Fund, Class R-6	33,199	725
		32,125

Growth-and-income funds 37%
Fundamental Investors, Class R-6	108,758	8,671
Capital World Growth and Income Fund, Class R-6	103,586	6,874
The Investment Company of America, Class R-6	95,699	5,078
International Growth and Income Fund, Class R-6	61,338	2,522
Washington Mutual Investors Fund, Class R-6	35,086	2,072
		25,217

Balanced funds 3%
American Balanced Fund, Class R-6	36,003	1,209
American Funds Global Balanced Fund, Class R-6	30,202	1,209
		2,418

Fixed income funds 14%
U.S. Government Securities Fund, Class R-6	415,587	5,872
Capital World Bond Fund, Class R-6	171,258	3,454
		9,326

Total investment securities 100% (cost: $67,343,000)		69,086
Other assets less liabilities 0%		42

Net assets 100%		$69,128

8	American Funds College Target Date Series

American Funds College 2039 Fund (continued)

Investments in affiliates2

	Value of affiliates at 3/26/2021[3] (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)		Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2021 (000)	Dividend income (000)		Capital gain distributions received (000)
Growth funds 46%
AMCAP Fund, Class R-6	$—	$7,132	$—	$—		$433	$7,565	$—	[4]	$22
SMALLCAP World Fund, Inc., Class R-6	—	6,757	—	—		152	6,909	—		—
New Perspective Fund, Class R-6	—	5,017	—	—		233	5,250	—		—
The Growth Fund of America, Class R-6	—	4,692	4	—	[4]	355	5,043	—		—
EuroPacific Growth Fund, Class R-6	—	4,228	83	1		(35)	4,111	1		15
The New Economy Fund, Class R-6	—	2,427	—	—		95	2,522	—		—
American Funds Global Insight Fund, Class R-6	—	709	—	—		16	725	—		—
							32,125
Growth-and-income funds 37%
Fundamental Investors, Class R-6	—	8,636	182	4		213	8,671	20		23
Capital World Growth and Income Fund, Class R-6	—	6,769	—	—		105	6,874	19		—
The Investment Company of America, Class R-6	—	4,897	—	—		181	5,078	12		—	[4]
International Growth and Income Fund, Class R-6	—	3,307	746	(15)		(24)	2,522	24		—
Washington Mutual Investors Fund, Class R-6	—	1,997	—	—		75	2,072	6		—
							25,217
Balanced funds 3%
American Balanced Fund, Class R-6	—	1,187	—	—		22	1,209	2		—
American Funds Global Balanced Fund, Class R-6	—	1,198	1	—	[4]	12	1,209	4		—
							2,418
Fixed income funds 14%
U.S. Government Securities Fund, Class R-6	—	5,891	—	—		(19)	5,872	13		—
Capital World Bond Fund, Class R-6	—	3,525	—	—		(71)	3,454	13		2
							9,326
Total 100%				$(10)		$1,743	$69,086	$114		$62

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Commencement of operations.
[4]	Amount less than one thousand.

See notes to financial statements.

American Funds College Target Date Series	9

American Funds College 2036 Fund

Investment portfolio October 31, 2021

Growth funds 35%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6[1]	1,208,906	$114,169
AMCAP Fund, Class R-6	2,284,277	108,389
The Growth Fund of America, Class R-6	956,488	78,920
New Perspective Fund, Class R-6	844,697	60,641
American Funds Global Insight Fund, Class R-6	1,967,034	42,979
The New Economy Fund, Class R-6	584,712	40,006
EuroPacific Growth Fund, Class R-6	535,067	37,685
		482,789

Growth-and-income funds 30%
Capital World Growth and Income Fund, Class R-6	1,603,368	106,399
The Investment Company of America, Class R-6	1,966,165	104,325
Fundamental Investors, Class R-6	1,296,703	103,373
Washington Mutual Investors Fund, Class R-6	821,881	48,549
International Growth and Income Fund, Class R-6	949,254	39,024
		401,670

Balanced funds 10%
American Balanced Fund, Class R-6	2,062,834	69,270
American Funds Global Balanced Fund, Class R-6	1,547,791	61,958
		131,228

Fixed income funds 25%
U.S. Government Securities Fund, Class R-6	14,263,838	201,548
The Bond Fund of America, Class R-6	5,169,765	69,637
Capital World Bond Fund, Class R-6	3,284,300	66,244
		337,429

Total investment securities 100% (cost: $1,215,833,000)		1,353,116
Other assets less liabilities 0%		(461)

Net assets 100%		$1,352,655

10	American Funds College Target Date Series

American Funds College 2036 Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 35%
SMALLCAP World Fund, Inc., Class R-6[1]	$66,361	$20,726	$2,173	$664	$28,591	$114,169	$—	$1,298
AMCAP Fund, Class R-6	66,915	29,251	13,895	2,824	23,294	108,389	358	5,433
The Growth Fund of America, Class R-6	66,365	35,980	51,221	18,754	9,042	78,920	423	3,245
New Perspective Fund, Class R-6	—	56,998	—	—	3,643	60,641	—	—
American Funds Global Insight Fund, Class R-6	—	42,170	—	—	809	42,979	—	—
The New Economy Fund, Class R-6	—	37,790	—	—	2,216	40,006	—	—
EuroPacific Growth Fund, Class R-6	34,617	8,910	13,784	4,796	3,146	37,685	231	2,023
						482,789
Growth-and-income funds 30%
Capital World Growth and Income Fund, Class R-6	34,598	59,521	—	—	12,280	106,399	1,072	—
The Investment Company of America, Class R-6	32,778	54,651	—	—	16,896	104,325	1,025	554
Fundamental Investors, Class R-6	100,280	26,343	57,762	16,660	17,852	103,373	2,207	4,027
Washington Mutual Investors Fund, Class R-6	—	45,482	—	—	3,067	48,549	320	570
International Growth and Income Fund, Class R-6	66,626	31,683	81,844	18,172	4,387	39,024	2,229	—
						401,670
Balanced funds 10%
American Balanced Fund, Class R-6	—	67,931	—	—	1,339	69,270	256	—
American Funds Global Balanced Fund, Class R-6	67,291	42,221	61,961	11,318	3,089	61,958	1,717	—
						131,228
Fixed income funds 25%
U.S. Government Securities Fund, Class R-6	104,745	103,615	—	—	(6,812)	201,548	2,089	4,864
The Bond Fund of America, Class R-6	—	69,861	—	—	(224)	69,637	478	55
Capital World Bond Fund, Class R-6	34,537	34,413	—	—	(2,706)	66,244	1,097	866
						337,429
Total 100%				$73,188	$119,909	$1,353,116	$13,502	$22,935

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

American Funds College Target Date Series	11

American Funds College 2033 Fund

Investment portfolio October 31, 2021

Growth funds 20%	Shares	Value (000)
AMCAP Fund, Class R-6	2,025,424	$96,106
The Growth Fund of America, Class R-6	1,034,719	85,375
SMALLCAP World Fund, Inc., Class R-6[1]	862,418	81,447
American Funds Global Insight Fund, Class R-6	3,525,108	77,024
New Perspective Fund, Class R-6	865,448	62,130
The New Economy Fund, Class R-6	724,808	49,591
		451,673

Growth-and-income funds 31%
Capital World Growth and Income Fund, Class R-6	2,594,748	172,187
The Investment Company of America, Class R-6	2,753,768	146,115
Fundamental Investors, Class R-6	1,746,794	139,254
Washington Mutual Investors Fund, Class R-6	2,031,452	119,998
International Growth and Income Fund, Class R-6	1,446,611	59,470
American Mutual Fund, Class R-6	892,875	47,171
		684,195

Equity-income funds 2%
Capital Income Builder, Class R-6	371,840	25,687
The Income Fund of America, Class R-6	685,303	17,955
		43,642

Balanced funds 10%
American Balanced Fund, Class R-6	4,103,407	137,793
American Funds Global Balanced Fund, Class R-6	2,036,527	81,522
		219,315

Fixed income funds 37%
The Bond Fund of America, Class R-6	29,925,863	403,102
U.S. Government Securities Fund, Class R-6	21,049,909	297,435
Capital World Bond Fund, Class R-6	3,917,704	79,020
American Funds Strategic Bond Fund, Class R-6	2,520,604	28,634
American Funds Mortgage Fund, Class R-6	2,807,654	28,610
		836,801

Total investment securities 100% (cost: $2,050,776,000)		2,235,626
Other assets less liabilities 0%		(651)

Net assets 100%		$2,234,975

12	American Funds College Target Date Series

American Funds College 2033 Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 20%
AMCAP Fund, Class R-6	$80,045	$6,324	$16,335	$2,809	$23,263	$96,106	$396	$5,147
The Growth Fund of America, Class R-6	150,687	10,144	123,374	49,368	(1,450)	85,375	905	6,942
SMALLCAP World Fund, Inc., Class R-6[1]	82,563	3,104	34,253	9,000	21,033	81,447	—	1,560
American Funds Global Insight Fund, Class R-6	—	75,503	—	—	1,521	77,024	—	—
New Perspective Fund, Class R-6	—	58,426	—	—	3,704	62,130	—	—
The New Economy Fund, Class R-6	—	46,808	—	—	2,783	49,591	—	—
EuroPacific Growth Fund, Class R-6	5,734	28	6,965	1,330	(127)	—	28	—
						451,673
Growth-and-income funds 31%
Capital World Growth and Income Fund, Class R-6	74,257	80,263	6,221	1,491	22,397	172,187	1,851	—
The Investment Company of America, Class R-6	143,586	22,548	71,136	17,369	33,748	146,115	2,697	1,516
Fundamental Investors, Class R-6	16,406	134,231	18,999	1,434	6,182	139,254	553	—
Washington Mutual Investors Fund, Class R-6	141,977	37,023	105,151	26,049	20,100	119,998	3,220	8,384
International Growth and Income Fund, Class R-6	148,024	11,178	147,717	43,728	4,257	59,470	3,974	—
American Mutual Fund, Class R-6	—	43,251	—	—	3,920	47,171	412	—
						684,195
Equity-income funds 2%
Capital Income Builder, Class R-6	—	25,480	—	—	207	25,687	148	—
The Income Fund of America, Class R-6	—	17,760	—	—	195	17,955	119	—
						43,642
Balanced funds 10%
American Balanced Fund, Class R-6	—	135,080	—	—	2,713	137,793	509	—
American Funds Global Balanced Fund, Class R-6	148,743	38,796	135,519	28,759	743	81,522	3,065	—
						219,315
Fixed income funds 37%
The Bond Fund of America, Class R-6	231,249	182,692	—	—	(10,839)	403,102	5,634	8,643
U.S. Government Securities Fund, Class R-6	233,178	81,045	3,186	151	(13,753)	297,435	3,526	9,870
Capital World Bond Fund, Class R-6	77,079	16,634	11,187	831	(4,337)	79,020	1,716	1,535
American Funds Strategic Bond Fund, Class R-6	—	28,770	—	—	(136)	28,634	260	—
American Funds Mortgage Fund, Class R-6	—	28,650	—	—	(40)	28,610	91	—
						836,801
Total 100%				$182,319	$116,084	$2,235,626	$29,104	$43,597

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

American Funds College Target Date Series	13

American Funds College 2030 Fund

Investment portfolio October 31, 2021

Growth funds 4%	Shares	Value (000)
AMCAP Fund, Class R-6	986,727	$46,820
New Perspective Fund, Class R-6	641,022	46,019
American Funds Global Insight Fund, Class R-6	2,038,986	44,552
		137,391

Growth-and-income funds 28%
American Mutual Fund, Class R-6	4,565,269	241,183
Capital World Growth and Income Fund, Class R-6	2,758,869	183,078
Washington Mutual Investors Fund, Class R-6	2,906,344	171,678
The Investment Company of America, Class R-6	2,463,525	130,715
Fundamental Investors, Class R-6	1,142,921	91,114
International Growth and Income Fund, Class R-6	1,072,930	44,108
		861,876

Equity-income funds 9%
The Income Fund of America, Class R-6	5,287,779	138,540
Capital Income Builder, Class R-6	1,985,714	137,173
		275,713

Balanced funds 10%
American Balanced Fund, Class R-6	6,317,409	212,138
American Funds Global Balanced Fund, Class R-6	2,053,129	82,187
		294,325

Fixed income funds 49%
The Bond Fund of America, Class R-6	55,396,695	746,194
U.S. Government Securities Fund, Class R-6	15,551,742	219,746
American Funds Strategic Bond Fund, Class R-6	16,577,366	188,319
American Funds Mortgage Fund, Class R-6	18,479,591	188,307
Intermediate Bond Fund of America, Class R-6	10,348,822	142,503
		1,485,069

Total investment securities 100% (cost: $2,936,145,000)		3,054,374
Other assets less liabilities 0%		(916)

Net assets 100%		$3,053,458

14	American Funds College Target Date Series

American Funds College 2030 Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 4%
AMCAP Fund, Class R-6	$8,348	$43,506	$9,594	$407	$4,153	$46,820	$42	$202
New Perspective Fund, Class R-6	—	43,448	174	3	2,742	46,019	—	—
American Funds Global Insight Fund, Class R-6	—	43,693	—	—	859	44,552	—	—
SMALLCAP World Fund, Inc., Class R-6[2]	8,549	161	10,486	1,649	127	—	—	161
The Growth Fund of America, Class R-6	17,022	886	20,033	4,617	(2,492)	—	102	784
						137,391
Growth-and-income funds 28%
American Mutual Fund, Class R-6	315,553	48,200	220,371	49,267	48,534	241,183	7,521	—
Capital World Growth and Income Fund, Class R-6	8,368	180,541	9,901	1,291	2,779	183,078	719	—
Washington Mutual Investors Fund, Class R-6	327,422	40,192	291,467	77,873	17,658	171,678	6,445	16,553
The Investment Company of America, Class R-6	16,333	124,469	18,443	1,227	7,129	130,715	555	—
Fundamental Investors, Class R-6	—	87,751	49	1	3,411	91,114	260	—
International Growth and Income Fund, Class R-6	221,697	6,395	254,549	67,978	2,587	44,108	5,154	—
						861,876
Equity-income funds 9%
The Income Fund of America, Class R-6	—	134,286	—	—	4,254	138,540	1,468	—
Capital Income Builder, Class R-6	—	136,464	—	—	709	137,173	893	—
						275,713
Balanced funds 10%
American Balanced Fund, Class R-6	—	208,065	135	1	4,207	212,138	786	—
American Funds Global Balanced Fund, Class R-6	329,596	22,055	330,269	71,053	(10,248)	82,187	5,748	—
						294,325
Fixed income funds 49%
The Bond Fund of America, Class R-6	574,582	196,347	—	—	(24,735)	746,194	11,897	20,486
U.S. Government Securities Fund, Class R-6	240,461	29,874	37,917	1,284	(13,956)	219,746	2,991	9,199
American Funds Strategic Bond Fund, Class R-6	107,343	85,640	—	—	(4,664)	188,319	3,482	2,191
American Funds Mortgage Fund, Class R-6	107,334	85,526	—	—	(4,553)	188,307	1,134	3,838
Intermediate Bond Fund of America, Class R-6	—	143,299	—	—	(796)	142,503	757	—
Capital World Bond Fund, Class R-6	8,744	165	9,151	357	(115)	—	51	115
						1,485,069
Total 100%				$277,008	$37,590	$3,054,374	$50,005	$53,529

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Fund did not produce income during the last 12 months.

See notes to financial statements.

American Funds College Target Date Series	15

American Funds College 2027 Fund

Investment portfolio October 31, 2021

Growth-and-income funds 14%	Shares	Value (000)
American Mutual Fund, Class R-6	3,517,453	$185,827
Washington Mutual Investors Fund, Class R-6	1,378,127	81,406
Capital World Growth and Income Fund, Class R-6	898,710	59,638
The Investment Company of America, Class R-6	760,831	40,370
		367,241

Equity-income funds 13%
The Income Fund of America, Class R-6	8,136,092	213,166
Capital Income Builder, Class R-6	1,917,235	132,442
		345,608

Balanced funds 8%
American Balanced Fund, Class R-6	5,608,019	188,317
American Funds Global Balanced Fund, Class R-6	980,112	39,234
		227,551

Fixed income funds 65%
The Bond Fund of America, Class R-6	46,231,679	622,741
Intermediate Bond Fund of America, Class R-6	40,483,982	557,464
American Funds Mortgage Fund, Class R-6	29,180,823	297,353
American Funds Strategic Bond Fund, Class R-6	22,851,173	259,589
		1,737,147

Total investment securities 100% (cost: $2,605,341,000)		2,677,547
Other assets less liabilities 0%		(804)

Net assets 100%		$2,676,743

16	American Funds College Target Date Series

American Funds College 2027 Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 14%
American Mutual Fund, Class R-6	$396,704	$27,677	$350,009	$85,516	$25,939	$185,827	$8,388	$—
Washington Mutual Investors Fund, Class R-6	22,333	77,972	25,316	1,753	4,664	81,406	484	334
Capital World Growth and Income Fund, Class R-6	—	58,777	—	—	861	59,638	225	—
The Investment Company of America, Class R-6	—	38,418	—	—	1,952	40,370	147	—
International Growth and Income Fund, Class R-6	14,698	76	18,163	1,724	1,665	—	77	—
						367,241
Equity-income funds 13%
The Income Fund of America, Class R-6	379,070	51,112	302,609	52,019	33,574	213,166	13,321	—
Capital Income Builder, Class R-6	—	131,765	—	—	677	132,442	860	—
						345,608
Balanced funds 8%
American Balanced Fund, Class R-6	—	184,697	180	2	3,798	188,317	696	—
American Funds Global Balanced Fund, Class R-6	22,527	38,959	25,143	3,194	(303)	39,234	317	—
						227,551
Fixed income funds 65%
The Bond Fund of America, Class R-6	518,128	126,035	—	—	(21,422)	622,741	10,196	17,983
Intermediate Bond Fund of America, Class R-6	307,135	261,677	—	—	(11,348)	557,464	5,355	6,651
American Funds Mortgage Fund, Class R-6	202,242	103,375	—	—	(8,264)	297,353	1,929	7,032
American Funds Strategic Bond Fund, Class R-6	201,237	66,417	—	—	(8,065)	259,589	5,651	4,074
U.S. Government Securities Fund, Class R-6	15,545	614	15,636	27	(550)	—	26	588
						1,737,147
Total 100%				$144,235	$23,178	$2,677,547	$47,672	$36,662

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

American Funds College Target Date Series	17

American Funds College 2024 Fund

Investment portfolio October 31, 2021

Growth-and-income funds 5%	Shares	Value (000)
American Mutual Fund, Class R-6	2,726,998	$144,067

Equity-income funds 5%
The Income Fund of America, Class R-6	4,473,218	117,198
Capital Income Builder, Class R-6	680,003	46,975
		164,173

Balanced funds 6%
American Balanced Fund, Class R-6	6,144,911	206,346

Fixed income funds 84%
Intermediate Bond Fund of America, Class R-6	78,602,295	1,082,354
American Funds Mortgage Fund, Class R-6	45,554,108	464,197
The Bond Fund of America, Class R-6	33,850,554	455,967
Short-Term Bond Fund of America, Class R-6	31,683,306	316,516
American Funds Strategic Bond Fund, Class R-6	26,887,521	305,442
		2,624,476

Total investment securities 100% (cost: $3,082,652,000)		3,139,062
Other assets less liabilities 0%		(1,014)

Net assets 100%		$3,138,048

18	American Funds College Target Date Series

American Funds College 2024 Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 5%
American Mutual Fund, Class R-6	$272,792	$10,190	$212,681	$52,936	$20,830	$144,067	$5,531	$—
Equity-income funds 5%
The Income Fund of America, Class R-6	273,994	12,635	226,373	34,572	22,370	117,198	8,656	—
Capital Income Builder, Class R-6	—	46,791	64	1	247	46,975	304	—
						164,173
Balanced funds 6%
American Balanced Fund, Class R-6	—	203,208	1,011	12	4,137	206,346	759	—
Fixed income funds 84%
Intermediate Bond Fund of America, Class R-6	904,208	207,478	—	—	(29,332)	1,082,354	12,369	19,493
American Funds Mortgage Fund, Class R-6	380,711	98,684	—	—	(15,198)	464,197	3,313	13,246
The Bond Fund of America, Class R-6	527,569	39,172	90,655	7,001	(27,120)	455,967	8,865	17,544
Short-Term Bond Fund of America, Class R-6	—	318,427	—	—	(1,911)	316,516	1,005	—
American Funds Strategic Bond Fund, Class R-6	258,353	56,347	—	—	(9,258)	305,442	6,811	5,094
						2,624,476
Total 100%				$94,522	$(35,235)	$3,139,062	$47,613	$55,377

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

American Funds College Target Date Series	19

American Funds College Enrollment Fund

Investment portfolio October 31, 2021

Balanced funds 5%	Shares	Value (000)
American Balanced Fund, Class R-6	4,449,595	$149,417

Fixed income funds 95%
Intermediate Bond Fund of America, Class R-6	75,757,093	1,043,175
Short-Term Bond Fund of America, Class R-6	104,364,627	1,042,603
American Funds Mortgage Fund, Class R-6	43,962,948	447,983
American Funds Strategic Bond Fund, Class R-6	26,036,736	295,777
		2,829,538

Total investment securities 100% (cost: $2,983,069,000)		2,978,955
Other assets less liabilities 0%		(1,112)

Net assets 100%		$2,977,843

Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Balanced funds 5%
American Balanced Fund, Class R-6	$—	$163,591	$17,316	$171	$2,971	$149,417	$565	$—
Fixed income funds 95%
Intermediate Bond Fund of America, Class R-6	375,108	798,672	134,265	5,731	(2,071)	1,043,175	8,965	7,418
Short-Term Bond Fund of America, Class R-6	375,108	802,391	130,359	2,897	(7,434)	1,042,603	5,161	3,487
American Funds Mortgage Fund, Class R-6	214,383	470,415	227,526	1,375	(10,664)	447,983	2,621	6,842
American Funds Strategic Bond Fund, Class R-6	106,829	249,561	47,549	(418)	(12,646)	295,777	4,806	2,037
						2,829,538
Total 100%				$9,756	$(29,844)	$2,978,955	$22,118	$19,784

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

20	American Funds College Target Date Series

Financial statements

Statements of assets and liabilities at October 31, 2021	(dollars and shares in thousands, except per-share amounts)

		College 2039 Fund		College 2036 Fund	College 2033 Fund	College 2030 Fund	College 2027 Fund
Assets:
Investment securities of affiliated issuers, at value		$69,086		$1,353,116	$2,235,626	$3,054,374	$2,677,547
Receivables for:
Sales of fund’s shares		1,164		1,755	1,722	2,252	1,721
Dividends		3		211	718	1,291	1,343
Total assets		70,253		1,355,082	2,238,066	3,057,917	2,680,611

Liabilities:
Payables for:
Purchases of investments		1,107		1,706	2,182	3,215	2,332
Repurchases of fund’s shares		—		277	254	328	729
Services provided by related parties		15		375	538	753	663
Trustees’ deferred compensation		—	*	3	8	13	12
Other		3		66	109	150	132
Total liabilities		1,125		2,427	3,091	4,459	3,868
Net assets at October 31, 2021		$69,128		$1,352,655	$2,234,975	$3,053,458	$2,676,743

Net assets consist of:
Capital paid in on shares of beneficial interest		$67,276		$1,116,415	$1,820,386	$2,598,886	$2,421,842
Total distributable earnings		1,852		236,240	414,589	454,572	254,901
Net assets at October 31, 2021		$69,128		$1,352,655	$2,234,975	$3,053,458	$2,676,743

Investment securities of affiliated issuers, at cost		$67,343		$1,215,833	$2,050,776	$2,936,145	$2,605,341

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 529-A:	Net assets	$52,426		$1,060,702	$1,839,840	$2,527,311	$2,161,465
	Shares outstanding	4,748		77,029	128,330	163,203	157,001
	Net asset value per share	$11.04		$13.77	$14.34	$15.49	$13.77
Class 529-C:	Net assets	$4,167		$85,043	$108,042	$140,932	$143,030
	Shares outstanding	378		6,264	7,646	9,246	10,533
	Net asset value per share	$11.01		$13.58	$14.13	$15.24	$13.58
Class 529-E:	Net assets	$1,118		$28,859	$56,956	$81,816	$71,640
	Shares outstanding	101		2,101	3,997	5,326	5,251
	Net asset value per share	$11.04		$13.73	$14.25	$15.36	$13.64
Class 529-T:	Net assets	$11		$15	$16	$15	$14
	Shares outstanding	1		1	1	1	1
	Net asset value per share	$11.05		$13.87	$14.39	$15.52	$13.81
Class 529-F-1:	Net assets	$11		$15	$12	$11	$11
	Shares outstanding	1		1	1	1	1
	Net asset value per share	$11.05		$13.85	$14.40	$15.55	$13.83
Class 529-F-2:	Net assets	$11,384		$175,866	$228,804	$301,692	$300,572
	Shares outstanding	1,030		12,770	15,954	19,474	21,828
	Net asset value per share	$11.06		$13.77	$14.34	$15.49	$13.77
Class 529-F-3:	Net assets	$11		$2,155	$1,305	$1,681	$11
	Shares outstanding	1		156	91	109	1
	Net asset value per share	$11.06		$13.77	$14.34	$15.49	$13.76

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

American Funds College Target Date Series	21

Financial statements (continued)

Statements of assets and liabilities at October 31, 2021 (continued)	(dollars and shares in thousands, except per-share amounts)

		College 2024 Fund	College Enrollment Fund
Assets:
Investment securities of affiliated issuers, at value		$3,139,062	$2,978,955
Receivables for:
Sales of investments		—	57
Sales of fund’s shares		2,556	1,234
Dividends		1,714	1,365
Total assets		3,143,332	2,981,611

Liabilities:
Payables for:
Purchases of investments		3,165	1,365
Repurchases of fund’s shares		1,106	1,340
Services provided by related parties		843	892
Trustees’ deferred compensation		14	22
Other		156	149
Total liabilities		5,284	3,768
Net assets at October 31, 2021		$3,138,048	$2,977,843

Net assets consist of:
Capital paid in on shares of beneficial interest		$2,944,696	$2,955,397
Total distributable earnings		193,352	22,446
Net assets at October 31, 2021		$3,138,048	$2,977,843

Investment securities of affiliated issuers, at cost		$3,082,652	$2,983,069

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 529-A:	Net assets	$2,448,497	$2,296,120
	Shares outstanding	193,822	228,771
	Net asset value per share	$12.63	$10.04
Class 529-C:	Net assets	$257,518	$239,947
	Shares outstanding	20,702	23,857
	Net asset value per share	$12.44	$10.06
Class 529-E:	Net assets	$100,034	$102,772
	Shares outstanding	7,966	10,271
	Net asset value per share	$12.56	$10.01
Class 529-T:	Net assets	$13	$12
	Shares outstanding	1	1
	Net asset value per share	$12.66	$10.05
Class 529-F-1:	Net assets	$11	$10
	Shares outstanding	1	1
	Net asset value per share	$12.68	$10.06
Class 529-F-2:	Net assets	$330,937	$338,972
	Shares outstanding	26,192	33,767
	Net asset value per share	$12.63	$10.04
Class 529-F-3:	Net assets	$1,038	$10
	Shares outstanding	82	1
	Net asset value per share	$12.63	$10.03

*	Amount less than one thousand.

See notes to financial statements.

22	American Funds College Target Date Series

Financial statements (continued)

Statements of operations for the year ended October 31, 2021	(dollars in thousands)

	College 2039 Fund[1]		College 2036 Fund	College 2033 Fund	College 2030 Fund	College 2027 Fund
Investment income:
Income:
Dividends from affiliated issuers	$114		$13,502	$29,104	$50,005	$47,672

Fees and expenses[2]:
Distribution services	36		3,018	5,313	7,376	6,478
Transfer agent services	13		1,058	1,954	2,762	2,442
529 plan services	8		636	1,169	1,648	1,454
Reports to shareholders	—	[3]	29	55	78	69
Registration statement and prospectus	—	[3]	74	91	115	105
Trustees’ compensation	—	[3]	4	6	9	8
Auditing and legal	—	[3]	10	19	25	22
Custodian	—	[3]	4	5	6	6
Other	—		2	4	5	5
Total fees and expenses before reimbursements	57		4,835	8,616	12,024	10,589
Transfer agent services reimbursements	—	[3]	—	—	—	—	[3]
Total fees and expenses after reimbursements	57		4,835	8,616	12,024	10,589
Net investment income	57		8,667	20,488	37,981	37,083

Net realized gain and unrealized appreciation (depreciation):
Net realized (loss) gain on sale of investments in affiliated issuers	(10)		73,188	182,319	277,008	144,235
Capital gain distributions received from affiliated issuers	62		22,935	43,597	53,529	36,662
	52		96,123	225,916	330,537	180,897
Net unrealized appreciation (depreciation) on investments in affiliated issuers	1,743		119,909	116,084	37,590	23,178
Net realized gain and unrealized appreciation (depreciation)	1,795		216,032	342,000	368,127	204,075

Net increase in net assets resulting from operations	$1,852		$224,699	$362,488	$406,108	$241,158

See end of statements of operations for footnotes.

See notes to financial statements.

American Funds College Target Date Series	23

Financial statements (continued)

Statements of operations for the year ended October 31, 2021 (continued)	(dollars in thousands)

	College 2024 Fund	College Enrollment Fund
Investment income:
Income:
Dividends from affiliated issuers	$47,613	$22,118

Fees and expenses[2]:
Distribution services	8,460	5,574
Transfer agent services	2,934	1,941
529 plan services	1,750	1,160
Reports to shareholders	83	55
Registration statement and prospectus	126	60
Trustees’ compensation	9	6
Auditing and legal	27	20
Custodian	6	6
Other	6	2
Total fees and expenses before reimbursements	13,401	8,824
Transfer agent services reimbursements	—	— [3]
Total fees and expenses after reimbursements	13,401	8,824
Net investment income	34,212	13,294

Net realized gain and unrealized appreciation (depreciation):
Net realized (loss) gain on sale of investments in affiliated issuers	94,522	9,756
Capital gain distributions received from affiliated issuers	55,377	19,784
	149,899	29,540
Net unrealized appreciation (depreciation) on investments in affiliated issuers	(35,235)	(29,844)
Net realized gain and unrealized appreciation (depreciation)	114,664	(304)
Net increase in net assets resulting from operations	$148,876	$12,990

[1]	For the period March 26, 2021, commencement of operations, through October 31, 2021.
[2]	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
[3]	Amount less than one thousand.

See notes to financial statements.

24	American Funds College Target Date Series

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	College 2039 Fund	College 2036 Fund		College 2033 Fund
	Period ended October 31,	Year ended October 31,		Year ended October 31,
	2021*	2021	2020	2021	2020
Operations:
Net investment income	$57	$8,667	$5,789	$20,488	$18,826
Net realized gain	52	96,123	26,070	225,916	72,867
Net unrealized appreciation (depreciation)	1,743	119,909	7,696	116,084	14,996
Net increase in net assets resulting from operations	1,852	224,699	39,555	362,488	106,689

Distributions paid to shareholders	—	(35,131)	(10,189)	(100,031)	(57,191)

Net capital share transactions	67,276	488,102	312,562	439,249	315,012

Total increase (decrease) in net assets	69,128	677,670	341,928	701,706	364,510

Net assets:
Beginning of period	—	674,985	333,057	1,533,269	1,168,759
End of period	$69,128	$1,352,655	$674,985	$2,234,975	$1,533,269

	College 2030 Fund		College 2027 Fund		College 2024 Fund
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2021	2020	2021	2020	2021	2020
Operations:
Net investment income	$37,981	$33,566	$37,083	$34,581	$34,212	$39,213
Net realized gain	330,537	82,055	180,897	63,611	149,899	58,282
Net unrealized appreciation (depreciation)	37,590	(5,273)	23,178	(20,611)	(35,235)	10,283
Net increase in net assets resulting from operations	406,108	110,348	241,158	77,581	148,876	107,778

Distributions paid to shareholders	(134,383)	(86,891)	(120,460)	(68,341)	(128,784)	(69,056)

Net capital share transactions	490,887	366,873	476,868	356,464	501,023	468,592

Total increase (decrease) in net assets	762,612	390,330	597,566	365,704	521,115	507,314

Net assets:
Beginning of period	2,290,846	1,900,516	2,079,177	1,713,473	2,616,933	2,109,619
End of period	$3,053,458	$2,290,846	$2,676,743	$2,079,177	$3,138,048	$2,616,933

See end of statements of changes in net assets for footnote.

See notes to financial statements.

American Funds College Target Date Series	25

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	College Enrollment Fund
	Year ended October 31,
	2021	2020
Operations:
Net investment income	$13,294	$12,961
Net realized gain	29,540	13,380
Net unrealized appreciation (depreciation)	(29,844)	29,235
Net increase in net assets resulting from operations	12,990	55,576

Distributions paid to shareholders	(33,663)	(23,087)

Net capital share transactions	1,927,366	(102,990)

Total increase (decrease) in net assets	1,906,693	(70,501)

Net assets:
Beginning of period	1,071,150	1,141,651
End of period	$2,977,843	$1,071,150

*	For the period March 26, 2021, commencement of operations, through October 31, 2021.

See notes to financial statements.

26	American Funds College Target Date Series

Notes to financial statements

1. Organization

American Funds College Target Date Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of seven funds (the “funds”) — American Funds College 2039 Fund (“College 2039 Fund”), American Funds College 2036 Fund (“College 2036 Fund”), American Funds College 2033 Fund (“College 2033 Fund”), American Funds College 2030 Fund (“College 2030 Fund”), American Funds College 2027 Fund (“College 2027 Fund”), American Funds College 2024 Fund (“College 2024 Fund”) and American Funds College Enrollment Fund (“College Enrollment Fund”). The assets of each fund are segregated, with each fund accounted for separately.

Each fund in the series is designed for investors who plan to attend college in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital. As each fund approaches its target date, it will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. When each fund reaches its target date, it will primarily invest in fixed income funds and may merge into the College Enrollment Fund, which principally invests in fixed income funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.

Each fund in the series has seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3). The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class 529-A	Up to 2.50% for College Enrollment Fund; up to 3.50% for all other funds	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-C	None	1.00% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Class 529-T*	Up to 2.50%	None	None
Classes 529-F-1, 529-F-2 and 529-F-3	None	None	None
*	Class 529-T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

American Funds College Target Date Series	27

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2021, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives. Some of the funds may invest in an underlying fixed-income fund that is a nondiversified investment company under the Investment Company Act of 1940. To the extent that any of the funds that invest in the nondiversified investment company invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on that fund’s investment results.

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the funds’ investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results.

28	American Funds College Target Date Series

The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of

American Funds College Target Date Series	29

the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks. These risks will be more significant as the fund approaches its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2021, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

30	American Funds College Target Date Series

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and distributions from short-term net realized gains shown in the funds’ statements of changes in net assets are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains in the funds’ statements of changes in net assets are considered long-term capital gain distributions for tax purposes.

Additional tax basis disclosures for each fund as of October 31, 2021, were as follows (dollars in thousands):

	College 2039 Fund	College 2036 Fund	College 2033 Fund	College 2030 Fund	College 2027 Fund	College 2024 Fund	College Enrollment Fund
Undistributed ordinary income	$62	$10,597	$27,364	$44,312	$41,546	$28,015	$12,060
Undistributed long-term capital gains	62	88,363	202,382	292,044	141,161	108,941	14,718
Gross unrealized appreciation on investments	1,892	141,981	187,205	125,341	83,158	71,191	15,068
Gross unrealized depreciation on investments	(164)	(4,698)	(2,355)	(7,112)	(10,953)	(14,781)	(19,378)
Net unrealized appreciation (depreciation) on investments	1,728	137,283	184,850	118,229	72,205	56,410	(4,310)
Cost of investments	67,358	1,215,833	2,050,776	2,936,145	2,605,342	3,082,652	2,983,265
Reclassification from total distributable earnings to capital paid in on shares of beneficial interest	—	28	12	8	1	6	—

No distributions were paid to shareholders of the College 2039 Fund during the period March 26, 2021, commencement of operations, through October 31, 2021. Distributions paid by all other funds were characterized for tax purposes as follows (dollars in thousands):

College 2036 Fund

	Year ended October 31, 2021						Year ended October 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$14,263		$14,179		$28,442		$4,030		$4,402		$8,432
Class 529-C	790		994		1,784		181		302		483
Class 529-E	348		374		722		105		123		228
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	—	*	—	*	—	*	540		506		1,046
Class 529-F-2†	2,147		1,945		4,092		—		—		—
Class 529-F-3†	49		42		91		—		—		—
Total	$17,597		$17,534		$35,131		$4,856		$5,333		$10,189

College 2033 Fund

	Year ended October 31, 2021						Year ended October 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$34,385		$48,348		$82,733		$18,173		$28,776		$46,949
Class 529-C	1,777		3,635		5,412		1,144		2,856		4,000
Class 529-E	1,028		1,563		2,591		543		950		1,493
Class 529-T	—	*	1		1		—	*	—	*	—	*
Class 529-F-1	—	*	—	*	—	*	1,972		2,777		4,749
Class 529-F-2†	4,019		5,186		9,205		—		—		—
Class 529-F-3†	40		49		89		—		—		—
Total	$41,249		$58,782		$100,031		$21,832		$35,359		$57,191

See end of tables for footnotes.

American Funds College Target Date Series	31

College 2030 Fund

	Year ended October 31, 2021						Year ended October 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$49,683		$62,531		$112,214		$33,902		$34,774		$68,676
Class 529-C	1,894		4,458		6,352		3,462		5,139		8,601
Class 529-E	1,484		2,043		3,527		1,116		1,250		2,366
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	—	*	—	*	—	*	3,759		3,489		7,248
Class 529-F-2†	5,653		6,532		12,185		—		—		—
Class 529-F-3†	50		55		105		—		—		—
Total	$58,764		$75,619		$134,383		$42,239		$44,652		$86,891

College 2027 Fund

	Year ended October 31, 2021						Year ended October 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$52,834		$45,821		$98,655		$30,403		$22,456		$52,859
Class 529-C	2,455		3,485		5,940		3,325		3,544		6,869
Class 529-E	1,650		1,541		3,191		1,020		818		1,838
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	—	*	—	*	—	*	4,055		2,720		6,775
Class 529-F-2†	7,014		5,660		12,674		—		—		—
Class 529-F-3†	—	*	—	*	—	*	—		—		—
Total	$63,953		$56,507		$120,460		$38,803		$29,538		$68,341

College 2024 Fund

	Year ended October 31, 2021						Year ended October 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$63,991		$38,145		$102,136		$35,944		$15,779		$51,723
Class 529-C	4,973		4,427		9,400		5,179		3,191		8,370
Class 529-E	2,512		1,611		4,123		1,497		719		2,216
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	—	*	—	*	—	*	4,821		1,926		6,747
Class 529-F-2†	8,394		4,668		13,062		—		—		—
Class 529-F-3†	41		22		63		—		—		—
Total	$79,911		$48,873		$128,784		$47,441		$21,615		$69,056

College Enrollment Fund

	Year ended October 31, 2021						Year ended October 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$21,448		$5,329		$26,777		$16,655		$—		$16,655
Class 529-C	1,033		562		1,595		2,636		—		2,636
Class 529-E	882		241		1,123		800		—		800
Class 529-T	—	*	—	*	—	*	—	*	—		—	*
Class 529-F-1	—	*	—	*	—	*	2,996		—		2,996
Class 529-F-2†	3,391		777		4,168		—		—		—
Class 529-F-3†	—	*	—	*	—	*	—		—		—
Total	$26,754		$6,909		$33,663		$23,087		$—		$23,087

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

32	American Funds College Target Date Series

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in each fund’s financial highlights table.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class 529-F-2 and 529-F-3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.50% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. Each share class may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class 529-A	0.30%	0.50%
Class 529-C	1.00	1.00
Class 529-E	0.50	0.75
Classes 529-T and 529-F-1	0.25	0.50

For Class 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of October 31, 2021, unreimbursed expenses subject to reimbursement totaled $33,000 for College 2039 Fund’s Class 529-A shares. There were no unreimbursed expenses subject to reimbursement on any other funds.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended October 31, 2021, CRMC reimbursed transfer agent services fees of less than $1,000 total for College 2039 Fund’s Class 529-T and 529-F-1 shares, College 2027 Fund’s Class 529-F-3 shares and College Enrollment Fund’s Class 529-F-3 shares. CRMC does not intend to recoup these reimbursements.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and

American Funds College Target Date Series	33

calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. Virginia529 is not considered a related party to the fund.

Class-specific expenses under the agreements described in this section for the year ended October 31, 2021, were as follows (dollars in thousands):

College 2039 Fund*

Share class	Distribution services		Transfer agent services		529 plan services
Class 529-A	$29		$10		$6
Class 529-C	6		1		1
Class 529-E	1		—	†	—	†
Class 529-T	—		—	†	—	†
Class 529-F-1	—		—	†	—	†
Class 529-F-2	Not applicable		2		1
Class 529-F-3	Not applicable		—	†	—	†
Total class-specific expenses	$36		$13		$8

College 2036 Fund

Share class	Distribution services		Transfer agent services		529 plan services
Class 529-A	$2,255		$851		$505
Class 529-C	649		64		39
Class 529-E	114		15		14
Class 529-T	—		—	†	—	†
Class 529-F-1	—	†	—	†	—	†
Class 529-F-2	Not applicable		128		77
Class 529-F-3	Not applicable		—	†	1
Total class-specific expenses	$3,018		$1,058		$636

College 2033 Fund

Share class	Distribution services		Transfer agent services		529 plan services
Class 529-A	$3,985		$1,629		$963
Class 529-C	1,074		106		64
Class 529-E	254		35		30
Class 529-T	—		—	†	—	†
Class 529-F-1	—	†	—	†	—	†
Class 529-F-2	Not applicable		184		111
Class 529-F-3	Not applicable		—	†	1
Total class-specific expenses	$5,313		$1,954		$1,169

College 2030 Fund

Share class	Distribution services		Transfer agent services		529 plan services
Class 529-A	$5,581		$2,316		$1,365
Class 529-C	1,426		143		86
Class 529-E	369		51		44
Class 529-T	—		—	†	—	†
Class 529-F-1	—	†	—	†	—	†
Class 529-F-2	Not applicable		252		152
Class 529-F-3	Not applicable		—	†	1
Total class-specific expenses	$7,376		$2,762		$1,648

College 2027 Fund

Share class	Distribution services		Transfer agent services		529 plan services
Class 529-A	$4,767		$2,002		$1,177
Class 529-C	1,385		139		83
Class 529-E	326		45		39
Class 529-T	—		—	†	—	†
Class 529-F-1	—	†	—	†	—	†
Class 529-F-2	Not applicable		256		155
Class 529-F-3	Not applicable		—	†	—	†
Total class-specific expenses	$6,478		$2,442		$1,454

College 2024 Fund

Share class	Distribution services		Transfer agent services		529 plan services
Class 529-A	$5,487		$2,327		$1,367
Class 529-C	2,497		250		150
Class 529-E	476		66		57
Class 529-T	—		—	†	—	†
Class 529-F-1	—	†	—	†	—	†
Class 529-F-2	Not applicable		291		175
Class 529-F-3	Not applicable		—	†	1
Total class-specific expenses	$8,460		$2,934		$1,750

College Enrollment Fund

Share class	Distribution services		Transfer agent services		529 plan services
Class 529-A	$3,625		$1,514		$893
Class 529-C	1,614		163		97
Class 529-E	335		45		40
Class 529-T	—		—	†	—	†
Class 529-F-1	—	†	—	†	—	†
Class 529-F-2	Not applicable		219		130
Class 529-F-3	Not applicable		—	†	—	†
Total class-specific expenses	$5,574		$1,941		$1,160

*	For the period March 26, 2021, commencement of operations, through October 31, 2021.
†	Amount less than one thousand.

34	American Funds College Target Date Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees		Increase in value of deferred amounts		Total trustees’ compensation
College 2039 Fund	$—	*	$—	*	$—	*
College 2036 Fund	3		1		4
College 2033 Fund	5		1		6
College 2030 Fund	7		2		9
College 2027 Fund	6		2		8
College 2024 Fund	7		2		9
College Enrollment Fund	5		1		6

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

American Funds College Target Date Series	35

8. Fund merger

On May 21, 2021, College Enrollment Fund (the “acquiring fund”) acquired the net assets of College 2021 Fund (the “acquired fund”) due to the acquired fund reaching its target date and pursuant to an Agreement and Plan of Reorganization and Liquidation approved by the series’ board of trustees on December 9, 2020. The acquisition was accomplished by a tax-free exchange of shares of each class of the acquiring fund for the corresponding class of the acquired fund at the close of business on May 21, 2021. All share classes were exchanged at a ratio of 1.11 to 1. Shares issued by College Enrollment Fund are disclosed in the capital share transactions table on page 40. Further information about the merger of the funds is as follows (dollars and shares in thousands except per-share amounts):

	Status	Shares outstanding	Net assets	Net asset value per share
College 2021 Fund	Acquired fund
Class 529-A		155,207	$1,735,469	$11.18
Class 529-B		19,858	220,474	11.10
Class 529-C		7,509	83,631	11.14
Class 529-E		1	11	11.18
Class 529-F-1		1	10	11.20
Class 529-F-2		21,146	235,957	11.16
Class 529-F-3		1	10	11.14

College Enrollment Fund	Acquiring fund
Class 529-A		76,679	769,317	10.03
Class 529-B		7,208	72,713	10.09
Class 529-C		3,311	33,147	10.01
Class 529-E		1	11	10.03
Class 529-F-1		1	10	10.05
Class 529-F-2		11,515	115,426	10.02
Class 529-F-3		1	10	10.01

College Enrollment Fund	Post merger
Class 529-A		249,656	2,504,786	10.03
Class 529-B		29,063	293,187	10.09
Class 529-C		11,663	116,778	10.01
Class 529-E		2	22	11.00
Class 529-F-1		2	20	10.00
Class 529-F-2		35,055	351,383	10.02
Class 529-F-3		2	20	10.01

Components of net assets acquired on May 21, 2021
Capital paid in on shares of beneficial interest				$2,262,971
Total distributable earnings				12,591
Total net assets				$2,275,562

The acquired fund’s unrealized appreciation of $12,313,000, which is included in the total distributable earnings above, was combined with that of the acquiring fund. Had the acquisition been completed on November 1, 2020, the beginning of the annual reporting period for both the acquired and acquiring funds, the pro forma results of operations for the year ended October 31, 2021, would have been as follows (dollars in thousands):

Pro forma components of net assets resulting from operations for the year ended October 31, 2021
Net investment income	$20,904
Net realized gain on investments	77,382
Net unrealized depreciation on investments	(97,311)
Net increase in net assets resulting from operations	$975

Since the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the income, expenses and changes in net assets of the acquired fund that have been included in the acquiring fund’s statement of operations since May 21, 2021.

36	American Funds College Target Date Series

9. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2021, as follows (dollars in thousands):

	Purchases	Sales
College 2039 Fund	$68,369	$1,016
College 2036 Fund	767,546	282,640
College 2033 Fund	1,083,739	680,043
College 2030 Fund	1,660,965	1,212,541
College 2027 Fund	1,167,572	737,056
College 2024 Fund	992,932	530,784
College Enrollment Fund	221,689	552,830

10. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

College 2039 Fund

	Sales[1]			Reinvestments of distributions				Repurchases[1]		Net increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

For the period March 26, 2021[2], through October 31, 2021

Class 529-A	$51,733	4,815		$—		—		$(722)	(67)	$51,011	4,748
Class 529-C	4,136	384		—		—		(67)	(6)	4,069	378
Class 529-E	1,084	101		—		—		(3)	— [3]	1,081	101
Class 529-T	10	1		—		—		—	—	10	1
Class 529-F-1	10	1		—		—		—	—	10	1
Class 529-F-2	11,232	1,044		—		—		(147)	(14)	11,085	1,030
Class 529-F-3	10	1		—		—		—	—	10	1
Total net increase (decrease)	$68,215	6,347		$—		—		$(939)	(87)	$67,276	6,260

College 2036 Fund

	Sales[1]			Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2021

Class 529-A	$370,614	28,768		$28,431		2,344		$(42,456)	(3,266)	$356,589	27,846
Class 529-C	42,606	3,351		1,785		148		(6,147)	(477)	38,244	3,022
Class 529-E	10,809	841		722		60		(1,488)	(117)	10,043	784
Class 529-T	—	—		1		—	[3]	—	—	1	—	[3]
Class 529-F-1	1	—	[3]	1		—	[3]	(42)	(4)	(40)	(4)
Class 529-F-2	88,284	6,853		4,092		338		(10,950)	(850)	81,426	6,341
Class 529-F-3	2,100	174		91		7		(352)	(26)	1,839	155
Total net increase (decrease)	$514,414	39,987		$35,123		2,897		$(61,435)	(4,740)	$488,102	38,144

Year ended October 31, 2020

Class 529-A	$266,109	24,713		$8,433		766		$(22,313)	(2,068)	$252,229	23,411
Class 529-C	21,835	2,018		483		45		(5,986)	(555)	16,332	1,508
Class 529-E	8,564	798		227		21		(2,143)	(196)	6,648	623
Class 529-T	—	—		—	[3]	—	[3]	—	—	— [3]	—	[3]
Class 529-F-1	39,361	3,610		1,046		94		(75,203)	(6,688)	(34,796)	(2,984)
Class 529-F-2[4]	72,139	6,429		—		—		—	—	72,139	6,429
Class 529-F-3[4]	10	1		—		—		—	—	10	1
Total net increase (decrease)	$408,018	37,569		$10,189		926		$(105,645)	(9,507)	$312,562	28,988

See end of tables for footnotes.

American Funds College Target Date Series	37

College 2033 Fund

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2021

Class 529-A	$370,649	27,162	$82,707	6,407		$(92,135)	(6,734)	$361,221	26,835
Class 529-C	21,057	1,559	5,408	422		(31,753)	(2,349)	(5,288)	(368)
Class 529-E	10,803	798	2,591	201		(3,433)	(251)	9,961	748
Class 529-T	—	—	1	—	[3]	—	—	1	— [3]
Class 529-F-1	—	—	1	—	[3]	(13)	(1)	(12)	(1)
Class 529-F-2	76,654	5,609	9,206	714		(13,665)	(998)	72,195	5,325
Class 529-F-3	1,438	108	89	7		(356)	(25)	1,171	90
Total net increase (decrease)	$480,601	35,236	$100,003	7,751		$(141,355)	(10,358)	$439,249	32,629

Year ended October 31, 2020

Class 529-A	$287,542	23,874	$46,946	3,902		$(63,889)	(5,347)	$270,599	22,429
Class 529-C	22,427	1,896	3,999	335		(25,827)	(2,134)	599	97
Class 529-E	9,964	835	1,494	125		(3,746)	(309)	7,712	651
Class 529-T	—	—	1	—	[3]	—	—	1	— [3]
Class 529-F-1	36,586	3,030	4,748	393		(137,474)	(11,007)	(96,140)	(7,584)
Class 529-F-2[4]	132,231	10,629	—	—		—	—	132,231	10,629
Class 529-F-3[4]	10	1	—	—		—	—	10	1
Total net increase (decrease)	$488,760	40,265	$57,188	4,755		$(230,936)	(18,797)	$315,012	26,223

College 2030 Fund

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2021

Class 529-A	$439,913	29,478	$112,190	7,895		$(144,736)	(9,677)	$407,367	27,696
Class 529-C	29,267	1,984	6,351	451		(49,425)	(3,349)	(13,807)	(914)
Class 529-E	15,173	1,021	3,526	250		(5,808)	(390)	12,891	881
Class 529-T	—	—	1	—	[3]	—	—	1	— [3]
Class 529-F-1	—	—	1	—	[3]	(4)	— [3]	(3)	— [3]
Class 529-F-2	86,677	5,807	12,185	858		(15,994)	(1,074)	82,868	5,591
Class 529-F-3	1,838	125	105	8		(373)	(25)	1,570	108
Total net increase (decrease)	$572,868	38,415	$134,359	9,462		$(216,340)	(14,515)	$490,887	33,362

Year ended October 31, 2020

Class 529-A	$425,137	30,810	$68,671	5,002		$(99,111)	(7,238)	$394,697	28,574
Class 529-C	37,728	2,797	8,600	635		(126,656)	(9,267)	(80,328)	(5,835)
Class 529-E	11,955	877	2,366	173		(6,006)	(443)	8,315	607
Class 529-T	—	—	1	—	[3]	—	—	1	— [3]
Class 529-F-1	47,563	3,448	7,248	526		(204,850)	(14,596)	(150,039)	(10,622)
Class 529-F-2[4]	194,217	13,883	—	—		—	—	194,217	13,883
Class 529-F-3[4]	10	1	—	—		—	—	10	1
Total net increase (decrease)	$716,610	51,816	$86,886	6,336		$(436,623)	(31,544)	$366,873	26,608

See end of tables for footnotes.

38	American Funds College Target Date Series

College 2027 Fund

	Sales[1]				Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2021

Class 529-A	$431,969		32,087		$98,610		7,603		$(153,849)	(11,410)	$376,730	28,280
Class 529-C	41,060		3,083		5,938		461		(43,234)	(3,238)	3,764	306
Class 529-E	14,136		1,058		3,190		248		(5,899)	(442)	11,427	864
Class 529-T	—		—		1		—	[3]	—	—	1	—	[3]
Class 529-F-1	—		—		1		—	[3]	(4)	— [3]	(3)	—	[3]
Class 529-F-2	95,941		7,131		12,671		978		(23,664)	(1,754)	84,948	6,355
Class 529-F-3	—		—		1		—	[3]	—	—	1	—	[3]
Total net increase (decrease)	$583,106		43,359		$120,412		9,290		$(226,650)	(16,844)	$476,868	35,805

Year ended October 31, 2020

Class 529-A	$426,536		32,834		$52,833		4,112		$(102,906)	(8,004)	$376,463	28,942
Class 529-C	43,991		3,454		6,869		540		(125,586)	(9,801)	(74,726)	(5,807)
Class 529-E	12,331		958		1,838		144		(4,640)	(359)	9,529	743
Class 529-T	—		—		—	[3]	—	[3]	—	—	— [3]	—	[3]
Class 529-F-1	54,176		4,151		6,773		525		(218,609)	(16,607)	(157,660)	(11,931)
Class 529-F-2[4]	202,848		15,473		—		—		—	—	202,848	15,473
Class 529-F-3[4]	10		1		—		—		—	—	10	1
Total net increase (decrease)	$739,892		56,871		$68,313		5,321		$(451,741)	(34,771)	$356,464	27,421

College 2024 Fund

	Sales[1]				Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2021

Class 529-A	$511,091		40,756		$102,088		8,300		$(225,499)	(17,966)	$387,680	31,090
Class 529-C	77,248		6,234		9,396		771		(69,243)	(5,581)	17,401	1,424
Class 529-E	20,520		1,646		4,121		336		(11,327)	(907)	13,314	1,075
Class 529-T	—		—		1		—	[3]	—	—	1	—	[3]
Class 529-F-1	—	[3]	—	[3]	1		—	[3]	(10)	(1)	(9)	(1)
Class 529-F-2	99,180		7,915		13,059		1,063		(30,649)	(2,441)	81,590	6,537
Class 529-F-3	1,257		98		63		5		(274)	(22)	1,046	81
Total net increase (decrease)	$709,296		56,649		$128,729		10,475		$(337,002)	(26,918)	$501,023	40,206

Year ended October 31, 2020

Class 529-A	$569,296		45,815		$51,708		4,259		$(148,351)	(12,014)	$472,653	38,060
Class 529-C	85,871		7,052		8,369		697		(168,807)	(13,745)	(74,567)	(5,996)
Class 529-E	19,628		1,591		2,215		183		(7,208)	(585)	14,635	1,189
Class 529-T	—		—		—	[3]	—	[3]	—	—	— [3]	—	[3]
Class 529-F-1	69,869		5,607		6,747		555		(267,823)	(21,240)	(191,207)	(15,078)
Class 529-F-2[4]	247,068		19,655		—		—		—	—	247,068	19,655
Class 529-F-3[4]	10		1		—		—		—	—	10	1
Total net increase (decrease)	$991,742		79,721		$69,039		5,694		$(592,189)	(47,584)	$468,592	37,831

See end of tables for footnotes.

American Funds College Target Date Series	39

College Enrollment Fund

	Sales[1]		Issued in connection with the merger of College 2021 Fund		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2021

Class 529-A	$244,763	25,215	$1,735,469	172,977	$26,741		2,647		$(515,784)	(51,114)	$1,491,189	149,725
Class 529-C	31,012	3,171	220,474	21,855	1,592		157		(103,996)	(10,262)	149,082	14,921
Class 529-E	9,425	986	83,631	8,353	1,122		111		(28,426)	(2,823)	65,752	6,627
Class 529-T	—	—	11	1	—	[3]	—	[3]	(11)	(1)	— [3]	— [3]
Class 529-F-1	—	—	10	1	—	[3]	—	[3]	(72)	(7)	(62)	(6)
Class 529-F-2	52,403	5,339	235,957	23,539	4,167		413		(71,122)	(7,048)	221,405	22,243
Class 529-F-3	—	—	10	1	—	[3]	—	[3]	(10)	(1)	— [3]	— [3]
Total net increase (decrease)	$337,603	34,711	$2,275,562	226,727	$33,622		3,328		$(719,421)	(71,256)	$1,927,366	193,510

Year ended October 31, 2020

Class 529-A	$286,429	27,927			$16,650		1,689		$(272,550)	(26,745)	$30,529	2,871
Class 529-C	35,923	3,546			2,634		267		(157,736)	(15,427)	(119,179)	(11,614)
Class 529-E	10,707	1,052			799		81		(17,380)	(1,713)	(5,874)	(580)
Class 529-T	—	—			—		—		—	—	—	—
Class 529-F-1	32,597	3,185			2,996		304		(163,797)	(15,795)	(128,204)	(12,306)
Class 529-F-2[4]	119,728	11,524			—		—		—	—	119,728	11,524
Class 529-F-3[4]	10	1			—		—		—	—	10	1
Total net increase (decrease)	$485,394	47,235			$23,079		2,341		$(611,463)	(59,680)	$(102,990)	(10,104)

[1]	Includes exchanges between share classes of the fund.
[2]	Commencement of operations.
[3]	Amount less than one thousand.
[4]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

40	American Funds College Target Date Series

Financial highlights

College 2039 Fund

		Income from investment operations[1]									Ratio of expenses to		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		average net assets before reimburse- ments[4]
Class 529-A:
10/31/2021[7,8]	$10.00	$.03	$1.01	$1.04	$—	$11.04	10.40%[9]		$53		.47%[10]		.47%[10]		.87%[10]		.45%[10]
Class 529-C:
10/31/2021[7,8]	10.00	(.02)	1.03	1.01	—	11.01	10.10	[9]	4		1.16	[10]	1.16	[10]	1.56	[10]	(.35)[10]
Class 529-E:
10/31/2021[7,8]	10.00	.02	1.02	1.04	—	11.04	10.40	[9]	1		.60	[10]	.60	[10]	1.00	[10]	.35	[10]
Class 529-T:
10/31/2021[7,8]	10.00	.05	1.00	1.05	—	11.05	10.50	[9,11]	—	[12]	.21	[10,11]	.20	[10,11]	.60	[10,11]	.72	[10,11]
Class 529-F-1:
10/31/2021[7,8]	10.00	.04	1.01	1.05	—	11.05	10.50	[9,11]	—	[12]	.28	[10,11]	.27	[10,11]	.67	[10,11]	.65	[10,11]
Class 529-F-2:
10/31/2021[7,8]	10.00	.05	1.01	1.06	—	11.06	10.60	[9]	11		.16	[10]	.16	[10]	.56	[10]	.72	[10]
Class 529-F-3:
10/31/2021[7,8]	10.00	.05	1.01	1.06	—	11.06	10.60	[9]	—	[12]	.07	[10]	.07	[10]	.47	[10]	.84	[10]

See end of tables for footnotes.

American Funds College Target Date Series	41

Financial highlights (continued)

College 2036 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2021	$11.22	$.11	$2.97	$3.08	$(.14)	$(.39)	$(.53)	$13.77	28.16%	$1,061		.44%		.44%		.81%		.83%
10/31/2020	10.68	.12	.71	.83	(.14)	(.15)	(.29)	11.22	7.80	552		.48		.48		.85		1.15
10/31/2019	9.71	.15	.93	1.08	(.09)	(.02)	(.11)	10.68	11.33	275		.51		.51		.89		1.51
10/31/2018[7,13]	10.00	.09	(.38)	(.29)	—	—	—	9.71	(2.90)[9]	73		.56	[10]	.50	[10]	.89	[10]	1.27	[10]
Class 529-C:
10/31/2021	11.10	.01	2.95	2.96	(.09)	(.39)	(.48)	13.58	27.22	85		1.17		1.17		1.54		.09
10/31/2020	10.59	.05	.70	.75	(.09)	(.15)	(.24)	11.10	7.12	36		1.18		1.18		1.55		.48
10/31/2019	9.67	.08	.92	1.00	(.06)	(.02)	(.08)	10.59	10.48	18		1.20		1.20		1.58		.83
10/31/2018[7,13]	10.00	.05	(.38)	(.33)	—	—	—	9.67	(3.30)[9]	6		1.25	[10]	1.19	[10]	1.58	[10]	.66	[10]
Class 529-E:
10/31/2021	11.20	.08	2.96	3.04	(.12)	(.39)	(.51)	13.73	27.82	29		.64		.64		1.01		.62
10/31/2020	10.67	.11	.70	.81	(.13)	(.15)	(.28)	11.20	7.60	15		.65		.65		1.02		1.00
10/31/2019	9.70	.14	.93	1.07	(.08)	(.02)	(.10)	10.67	11.19	8		.67		.67		1.05		1.36
10/31/2018[7,13]	10.00	.09	(.39)	(.30)	—	—	—	9.70	(3.00)[9]	2		.86	[10]	.68	[10]	1.07	[10]	1.23	[10]
Class 529-T:
10/31/2021	11.29	.14	2.99	3.13	(.16)	(.39)	(.55)	13.87	28.42 [11]	—	[12]	.20	[11]	.20	[11]	.57	[11]	1.08	[11]
10/31/2020	10.73	.16	.70	.86	(.15)	(.15)	(.30)	11.29	8.06 [11]	—	[12]	.23	[11]	.23	[11]	.60	[11]	1.50	[11]
10/31/2019	9.72	.19	.93	1.12	(.09)	(.02)	(.11)	10.73	11.66 [11]	—	[12]	.26	[11]	.26	[11]	.64	[11]	1.89	[11]
10/31/2018[7,13]	10.00	.11	(.39)	(.28)	—	—	—	9.72	(2.80)[9,11]	—	[12]	.71	[10,11]	.31	[10,11]	.70	[10,11]	1.49	[10,11]
Class 529-F-1:
10/31/2021	11.28	.13	2.99	3.12	(.16)	(.39)	(.55)	13.85	28.39 [11]	—	[12]	.24	[11]	.24	[11]	.61	[11]	.99	[11]
10/31/2020	10.72	.16	.71	.87	(.16)	(.15)	(.31)	11.28	8.17 [11]	—	[12]	.18	[11]	.18	[11]	.55	[11]	1.43	[11]
10/31/2019	9.73	.18	.94	1.12	(.11)	(.02)	(.13)	10.72	11.67	32		.20		.20		.58		1.80
10/31/2018[7,13]	10.00	.12	(.39)	(.27)	—	—	—	9.73	(2.70)[9]	8		.26	[10]	.19	[10]	.58	[10]	1.55	[10]
Class 529-F-2:
10/31/2021	11.22	.14	2.97	3.11	(.17)	(.39)	(.56)	13.77	28.44	176		.17		.17		.54		1.09
10/31/2020[7,14]	11.22	—	—	—	—	—	—	11.22	—	72		—		—		—		—
Class 529-F-3:
10/31/2021	11.22	.16	2.96	3.12	(.18)	(.39)	(.57)	13.77	28.56	2		.07		.07		.44		1.23
10/31/2020[7,14]	11.22	—	—	—	—	—	—	11.22	—	—	[12]	—		—		—		—

See end of tables for footnotes.

42	American Funds College Target Date Series

Financial highlights (continued)

College 2033 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class 529-A:
10/31/2021	$12.44	$.15	$2.54	$2.69	$(.23)	$(.56)	$(.79)	$14.34	22.35%		$1,840		.42%		.75%		1.07%
10/31/2020	12.04	.17	.80	.97	(.21)	(.36)	(.57)	12.44	8.22		1,263		.42		.76		1.42
10/31/2019	11.33	.20	.97	1.17	(.17)	(.29)	(.46)	12.04	10.95		952		.45		.81		1.76
10/31/2018	11.67	.18	(.27)	(.09)	(.13)	(.12)	(.25)	11.33	(.78)		655		.43		.81		1.49
10/31/2017	10.10	.17	1.63	1.80	(.14)	(.09)	(.23)	11.67	18.15		428		.34		.73		1.53
Class 529-C:
10/31/2021	12.27	.04	2.51	2.55	(.13)	(.56)	(.69)	14.13	21.36		108		1.17		1.50		.32
10/31/2020	11.88	.08	.80	.88	(.13)	(.36)	(.49)	12.27	7.53		98		1.17		1.51		.71
10/31/2019	11.18	.12	.96	1.08	(.09)	(.29)	(.38)	11.88	10.13		94		1.18		1.54		1.03
10/31/2018	11.53	.09	(.27)	(.18)	(.05)	(.12)	(.17)	11.18	(1.58)		73		1.20		1.58		.72
10/31/2017	10.00	.07	1.63	1.70	(.08)	(.09)	(.17)	11.53	17.23		58		1.20		1.59		.70
Class 529-E:
10/31/2021	12.37	.12	2.53	2.65	(.21)	(.56)	(.77)	14.25	22.07		57		.63		.96		.85
10/31/2020	11.98	.14	.79	.93	(.18)	(.36)	(.54)	12.37	7.99		40		.64		.98		1.21
10/31/2019	11.28	.18	.96	1.14	(.15)	(.29)	(.44)	11.98	10.69		31		.66		1.02		1.55
10/31/2018	11.62	.15	(.26)	(.11)	(.11)	(.12)	(.23)	11.28	(1.01)		21		.67		1.05		1.26
10/31/2017	10.06	.13	1.64	1.77	(.12)	(.09)	(.21)	11.62	17.87		13		.67		1.06		1.19
Class 529-T:
10/31/2021	12.48	.17	2.56	2.73	(.26)	(.56)	(.82)	14.39	22.56	[11]	—	[12]	.21	[11]	.54	[11]	1.27	[11]
10/31/2020	12.07	.20	.80	1.00	(.23)	(.36)	(.59)	12.48	8.46	[11]	—	[12]	.21	[11]	.55	[11]	1.66	[11]
10/31/2019	11.35	.23	.97	1.20	(.19)	(.29)	(.48)	12.07	11.19	[11]	—	[12]	.24	[11]	.60	[11]	1.99	[11]
10/31/2018	11.67	.20	(.26)	(.06)	(.14)	(.12)	(.26)	11.35	(.52)[11]		—	[12]	.25	[11]	.63	[11]	1.68	[11]
10/31/2017[7,15]	10.61	.08	.98	1.06	—	—	—	11.67	9.99	[9,11]	—	[12]	.23	[10,11]	.62	[10,11]	1.34	[10,11]
Class 529-F-1:
10/31/2021	12.51	.17	2.56	2.73	(.28)	(.56)	(.84)	14.40	22.52	[11]	—	[12]	.25	[11]	.58	[11]	1.22	[11]
10/31/2020	12.10	.20	.80	1.00	(.23)	(.36)	(.59)	12.51	8.51	[11]	—	[12]	.18	[11]	.52	[11]	1.66	[11]
10/31/2019	11.38	.23	.98	1.21	(.20)	(.29)	(.49)	12.10	11.29		92		.19		.55		2.02
10/31/2018	11.71	.20	(.26)	(.06)	(.15)	(.12)	(.27)	11.38	(.59)		61		.20		.58		1.72
10/31/2017	10.12	.18	1.65	1.83	(.15)	(.09)	(.24)	11.71	18.42		33		.20		.59		1.67
Class 529-F-2:
10/31/2021	12.44	.18	2.54	2.72	(.26)	(.56)	(.82)	14.34	22.62		229		.17		.50		1.31
10/31/2020[7,14]	12.44	—	—	—	—	—	—	12.44	—		132		—		—		—
Class 529-F-3:
10/31/2021	12.44	.20	2.54	2.74	(.28)	(.56)	(.84)	14.34	22.77		1		.07		.40		1.45
10/31/2020[7,14]	12.44	—	—	—	—	—	—	12.44	—		—	[12]	—		—		—

See end of tables for footnotes.

American Funds College Target Date Series	43

Financial highlights (continued)

College 2030 Fund

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class 529-A:
10/31/2021	$13.99	$.21	$2.10	$2.31	$(.35)	$(.46)	$(.81)	$15.49	17.04%		$2,527		.41%		.70%		1.40%
10/31/2020	13.86	.23	.52	.75	(.27)	(.35)	(.62)	13.99	5.53		1,896		.42		.74		1.64
10/31/2019	13.32	.26	1.07	1.33	(.22)	(.57)	(.79)	13.86	10.81		1,482		.44		.78		1.95
10/31/2018	13.83	.23	(.23)	— [16]	(.18)	(.33)	(.51)	13.32	(.07)		1,133		.43		.79		1.65
10/31/2017	12.63	.20	1.52	1.72	(.20)	(.32)	(.52)	13.83	14.16		931		.41		.78		1.55
Class 529-C:
10/31/2021	13.72	.09	2.07	2.16	(.18)	(.46)	(.64)	15.24	16.16		141		1.16		1.45		.64
10/31/2020	13.61	.13	.51	.64	(.18)	(.35)	(.53)	13.72	4.74		139		1.16		1.48		.97
10/31/2019	13.09	.16	1.05	1.21	(.12)	(.57)	(.69)	13.61	9.94		218		1.18		1.52		1.21
10/31/2018	13.60	.12	(.22)	(.10)	(.08)	(.33)	(.41)	13.09	(.82)		185		1.19		1.55		.87
10/31/2017	12.44	.10	1.49	1.59	(.11)	(.32)	(.43)	13.60	13.23		174		1.20		1.57		.77
Class 529-E:
10/31/2021	13.88	.17	2.09	2.26	(.32)	(.46)	(.78)	15.36	16.77		82		.63		.92		1.17
10/31/2020	13.76	.19	.53	.72	(.25)	(.35)	(.60)	13.88	5.29		62		.64		.96		1.43
10/31/2019	13.23	.23	1.06	1.29	(.19)	(.57)	(.76)	13.76	10.56		53		.65		.99		1.74
10/31/2018	13.75	.19	(.23)	(.04)	(.15)	(.33)	(.48)	13.23	(.35)		41		.66		1.02		1.41
10/31/2017	12.56	.17	1.51	1.68	(.17)	(.32)	(.49)	13.75	13.89		33		.66		1.03		1.30
Class 529-T:
10/31/2021	14.01	.24	2.10	2.34	(.37)	(.46)	(.83)	15.52	17.28	[11]	—	[12]	.20	[11]	.49	[11]	1.61	[11]
10/31/2020	13.88	.26	.52	.78	(.30)	(.35)	(.65)	14.01	5.70	[11]	—	[12]	.21	[11]	.53	[11]	1.86	[11]
10/31/2019	13.33	.29	1.07	1.36	(.24)	(.57)	(.81)	13.88	11.07	[11]	—	[12]	.24	[11]	.58	[11]	2.16	[11]
10/31/2018	13.85	.25	(.23)	.02	(.21)	(.33)	(.54)	13.33	.05	[11]	—	[12]	.24	[11]	.60	[11]	1.82	[11]
10/31/2017[7,15]	12.82	.11	.92	1.03	—	—	—	13.85	8.03	[9,11]	—	[12]	.23	[10,11]	.60	[10,11]	1.48	[10,11]
Class 529-F-1:
10/31/2021	14.06	.23	2.12	2.35	(.40)	(.46)	(.86)	15.55	17.26	[11]	—	[12]	.25	[11]	.54	[11]	1.53	[11]
10/31/2020	13.93	.26	.53	.79	(.31)	(.35)	(.66)	14.06	5.74	[11]	—	[12]	.17	[11]	.49	[11]	1.88	[11]
10/31/2019	13.38	.29	1.08	1.37	(.25)	(.57)	(.82)	13.93	11.14		148		.19		.53		2.20
10/31/2018	13.89	.26	(.23)	.03	(.21)	(.33)	(.54)	13.38	.13		103		.19		.55		1.87
10/31/2017	12.68	.23	1.52	1.75	(.22)	(.32)	(.54)	13.89	14.39		72		.20		.57		1.76
Class 529-F-2:
10/31/2021	13.99	.25	2.09	2.34	(.38)	(.46)	(.84)	15.49	17.30		302		.17		.46		1.64
10/31/2020[7,14]	13.99	—	—	—	—	—	—	13.99	—		194		—		—		—
Class 529-F-3:
10/31/2021	13.99	.27	2.09	2.36	(.40)	(.46)	(.86)	15.49	17.45		1		.07		.36		1.78
10/31/2020[7,14]	13.99	—	—	—	—	—	—	13.99	—		—	[12]	—		—		—

See end of tables for footnotes.

44	American Funds College Target Date Series

Financial highlights (continued)

College 2027 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2021	$13.11	$.21	$1.20	$1.41	$(.39)	$(.36)	$(.75)	$13.77	11.10%		$2,161		.41%		.41%		.66%		1.54%
10/31/2020	13.06	.24	.32	.56	(.29)	(.22)	(.51)	13.11	4.39		1,687		.42		.42		.69		1.86
10/31/2019	12.42	.27	.93	1.20	(.23)	(.33)	(.56)	13.06	10.23		1,303		.44		.44		.73		2.15
10/31/2018	12.92	.24	(.24)	—	(.19)	(.31)	(.50)	12.42	(.11)		969		.43		.43		.75		1.91
10/31/2017	12.17	.20	1.06	1.26	(.19)	(.32)	(.51)	12.92	10.76		777		.41		.41		.76		1.65
Class 529-C:
10/31/2021	12.88	.11	1.18	1.29	(.23)	(.36)	(.59)	13.58	10.29		143		1.16		1.16		1.41		.79
10/31/2020	12.85	.15	.30	.45	(.20)	(.22)	(.42)	12.88	3.57		132		1.16		1.16		1.43		1.21
10/31/2019	12.22	.18	.92	1.10	(.14)	(.33)	(.47)	12.85	9.46		206		1.18		1.18		1.47		1.41
10/31/2018	12.72	.14	(.24)	(.10)	(.09)	(.31)	(.40)	12.22	(.89)		177		1.19		1.19		1.51		1.14
10/31/2017	11.99	.11	1.05	1.16	(.11)	(.32)	(.43)	12.72	9.97		167		1.19		1.19		1.54		.87
Class 529-E:
10/31/2021	13.00	.18	1.18	1.36	(.36)	(.36)	(.72)	13.64	10.79		72		.63		.63		.88		1.32
10/31/2020	12.96	.21	.32	.53	(.27)	(.22)	(.49)	13.00	4.16		57		.64		.64		.91		1.65
10/31/2019	12.33	.24	.93	1.17	(.21)	(.33)	(.54)	12.96	10.01		47		.65		.65		.94		1.94
10/31/2018	12.83	.21	(.24)	(.03)	(.16)	(.31)	(.47)	12.33	(.35)		35		.66		.66		.98		1.69
10/31/2017	12.09	.17	1.05	1.22	(.16)	(.32)	(.48)	12.83	10.51		27		.66		.66		1.01		1.40
Class 529-T:
10/31/2021	13.14	.24	1.20	1.44	(.41)	(.36)	(.77)	13.81	11.33	[11]	—	[12]	.20	[11]	.20	[11]	.45	[11]	1.76	[11]
10/31/2020	13.09	.27	.31	.58	(.31)	(.22)	(.53)	13.14	4.56	[11]	—	[12]	.22	[11]	.22	[11]	.49	[11]	2.08	[11]
10/31/2019	12.44	.30	.93	1.23	(.25)	(.33)	(.58)	13.09	10.49	[11]	—	[12]	.23	[11]	.23	[11]	.52	[11]	2.36	[11]
10/31/2018	12.94	.27	(.25)	.02	(.21)	(.31)	(.52)	12.44	.08	[11]	—	[12]	.24	[11]	.24	[11]	.56	[11]	2.09	[11]
10/31/2017[7,15]	12.18	.12	.64	.76	—	—	—	12.94	6.24	[9,11]	—	[12]	.23	[10,11]	.23	[10,11]	.58	[10,11]	1.67	[10,11]
Class 529-F-1:
10/31/2021	13.19	.23	1.20	1.43	(.43)	(.36)	(.79)	13.83	11.23	[11]	—	[12]	.25	[11]	.25	[11]	.50	[11]	1.64	[11]
10/31/2020	13.14	.27	.32	.59	(.32)	(.22)	(.54)	13.19	4.60	[11]	—	[12]	.17	[11]	.17	[11]	.44	[11]	2.11	[11]
10/31/2019	12.49	.30	.94	1.24	(.26)	(.33)	(.59)	13.14	10.55		157		.19		.19		.48		2.40
10/31/2018	12.98	.27	(.24)	.03	(.21)	(.31)	(.52)	12.49	.17		112		.19		.19		.51		2.15
10/31/2017	12.22	.23	1.06	1.29	(.21)	(.32)	(.53)	12.98	11.02		75		.20		.20		.55		1.86
Class 529-F-2:
10/31/2021	13.11	.24	1.20	1.44	(.42)	(.36)	(.78)	13.77	11.35		301		.17		.17		.42		1.78
10/31/2020[7,14]	13.11	—	—	—	—	—	—	13.11	—		203		—		—		—		—
Class 529-F-3:
10/31/2021	13.11	.25	1.20	1.45	(.44)	(.36)	(.80)	13.76	11.41		—	[12]	.10		.08		.33		1.89
10/31/2020[7,14]	13.11	—	—	—	—	—	—	13.11	—		—	[12]	—		—		—		—

See end of tables for footnotes.

American Funds College Target Date Series	45

Financial highlights (continued)

College 2024 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class 529-A:
10/31/2021	$12.57	$.15	$.52	$.67	$(.37)	$(.24)	$(.61)	$12.63	5.49%		$2,448		.41%		.65%		1.21%
10/31/2020	12.38	.21	.38	.59	(.28)	(.12)	(.40)	12.57	4.91		2,046		.42		.67		1.72
10/31/2019	11.78	.27	.74	1.01	(.23)	(.18)	(.41)	12.38	8.85		1,544		.43		.70		2.23
10/31/2018	12.09	.23	(.22)	.01	(.19)	(.13)	(.32)	11.78	.02		1,168		.43		.71		1.96
10/31/2017	11.65	.21	.62	.83	(.20)	(.19)	(.39)	12.09	7.36		935		.42		.70		1.75
Class 529-C:
10/31/2021	12.35	.06	.52	.58	(.25)	(.24)	(.49)	12.44	4.75		258		1.16		1.40		.46
10/31/2020	12.18	.13	.36	.49	(.20)	(.12)	(.32)	12.35	4.12		238		1.16		1.41		1.07
10/31/2019	11.60	.18	.72	.90	(.14)	(.18)	(.32)	12.18	8.02		308		1.17		1.44		1.49
10/31/2018	11.90	.14	(.22)	(.08)	(.09)	(.13)	(.22)	11.60	(.71)		244		1.18		1.46		1.18
10/31/2017	11.48	.11	.62	.73	(.12)	(.19)	(.31)	11.90	6.56		236		1.19		1.47		.98
Class 529-E:
10/31/2021	12.50	.12	.53	.65	(.35)	(.24)	(.59)	12.56	5.29		100		.63		.87		.99
10/31/2020	12.32	.19	.37	.56	(.26)	(.12)	(.38)	12.50	4.64		86		.64		.89		1.51
10/31/2019	11.72	.24	.74	.98	(.20)	(.18)	(.38)	12.32	8.67		70		.65		.92		2.01
10/31/2018	12.04	.20	(.23)	(.03)	(.16)	(.13)	(.29)	11.72	(.27)		54		.66		.94		1.73
10/31/2017	11.60	.18	.63	.81	(.18)	(.19)	(.37)	12.04	7.17		43		.66		.94		1.50
Class 529-T:
10/31/2021	12.59	.18	.52	.70	(.39)	(.24)	(.63)	12.66	5.74	[11]	—	[12]	.21	[11]	.45	[11]	1.41	[11]
10/31/2020	12.40	.24	.37	.61	(.30)	(.12)	(.42)	12.59	5.07	[11]	—	[12]	.21	[11]	.46	[11]	1.96	[11]
10/31/2019	11.80	.29	.73	1.02	(.24)	(.18)	(.42)	12.40	9.02	[11]	—	[12]	.23	[11]	.50	[11]	2.43	[11]
10/31/2018	12.11	.25	(.22)	.03	(.21)	(.13)	(.34)	11.80	.22	[11]	—	[12]	.24	[11]	.52	[11]	2.14	[11]
10/31/2017[7,15]	11.62	.12	.37	.49	—	—	—	12.11	4.22	[9,11]	—	[12]	.23	[10,11]	.51	[10,11]	1.77	[10,11]
Class 529-F-1:
10/31/2021	12.63	.17	.53	.70	(.41)	(.24)	(.65)	12.68	5.73	[11]	—	[12]	.26	[11]	.50	[11]	1.34	[11]
10/31/2020	12.44	.25	.37	.62	(.31)	(.12)	(.43)	12.63	5.12	[11]	—	[12]	.17	[11]	.42	[11]	1.97	[11]
10/31/2019	11.84	.30	.74	1.04	(.26)	(.18)	(.44)	12.44	9.09		188		.19		.46		2.47
10/31/2018	12.14	.26	(.22)	.04	(.21)	(.13)	(.34)	11.84	.30		135		.19		.47		2.19
10/31/2017	11.69	.23	.63	.86	(.22)	(.19)	(.41)	12.14	7.63		92		.19		.47		1.97
Class 529-F-2:
10/31/2021	12.57	.18	.52	.70	(.40)	(.24)	(.64)	12.63	5.73		331		.17		.41		1.45
10/31/2020[7,14]	12.57	—	—	—	—	—	—	12.57	—		247		—		—		—
Class 529-F-3:
10/31/2021	12.57	.20	.52	.72	(.42)	(.24)	(.66)	12.63	5.87		1		.07		.31		1.61
10/31/2020[7,14]	12.57	—	—	—	—	—	—	12.57	—		—	[12]	—		—		—

See end of tables for footnotes.

46	American Funds College Target Date Series

Financial highlights (continued)

College Enrollment Fund

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
10/31/2021	$10.39	$.07		$(.08)	$(.01)	$(.27)	$(.07)	$(.34)	$10.04	(.07)%	$2,296		.41%		.41%		.68%		.72%
10/31/2020	10.09	.13		.40	.53	(.23)	—	(.23)	10.39	5.34	821		.41		.41		.68		1.25
10/31/2019	9.70	.19		.34	.53	(.14)	—	(.14)	10.09	5.49	769		.42		.42		.71		1.91
10/31/2018	9.95	.16		(.27)	(.11)	(.12)	(.02)	(.14)	9.70	(1.11)	818		.44		.44		.75		1.61
10/31/2017	10.08	.11		(.08)	.03	(.14)	(.02)	(.16)	9.95	.30	213		.44		.44		.75		1.07
Class 529-C:
10/31/2021	10.34	—	[16]	(.09)	(.09)	(.12)	(.07)	(.19)	10.06	(.85)	240		1.16		1.16		1.43		(.02)
10/31/2020	10.02	.07		.39	.46	(.14)	—	(.14)	10.34	4.63	92		1.12		1.12		1.39		.65
10/31/2019	9.64	.11		.34	.45	(.07)	—	(.07)	10.02	4.73	206		1.18		1.18		1.47		1.16
10/31/2018	9.84	.08		(.26)	(.18)	—	(.02)	(.02)	9.64	(1.87)	252		1.18		1.18		1.49		.87
10/31/2017	9.97	.03		(.08)	(.05)	(.06)	(.02)	(.08)	9.84	(.50)	96		1.19		1.19		1.50		.32
Class 529-E:
10/31/2021	10.36	.05		(.08)	(.03)	(.25)	(.07)	(.32)	10.01	(.31)	103		.63		.63		.90		.51
10/31/2020	10.05	.11		.40	.51	(.20)	—	(.20)	10.36	5.19	38		.61		.61		.88		1.08
10/31/2019	9.66	.17		.34	.51	(.12)	—	(.12)	10.05	5.31	42		.64		.64		.93		1.69
10/31/2018	9.92	.13		(.27)	(.14)	(.10)	(.02)	(.12)	9.66	(1.45)	49		.65		.65		.96		1.39
10/31/2017	10.04	.09		(.07)	.02	(.12)	(.02)	(.14)	9.92	.18	17		.64		.64		.95		.87
Class 529-T:
10/31/2021	10.40	.09		(.08)	.01	(.29)	(.07)	(.36)	10.05	.13 [11]	—	[12]	.20	[11]	.20	[11]	.47	[11]	.89	[11]
10/31/2020	10.10	.15		.40	.55	(.25)	—	(.25)	10.40	5.57 [11]	—	[12]	.21	[11]	.21	[11]	.48	[11]	1.47	[11]
10/31/2019	9.70	.21		.34	.55	(.15)	—	(.15)	10.10	5.71 [11]	—	[12]	.23	[11]	.23	[11]	.52	[11]	2.10	[11]
10/31/2018	9.96	.16		(.25)	(.09)	(.15)	(.02)	(.17)	9.70	(.96)[11]	—	[12]	.25	[11]	.25	[11]	.56	[11]	1.69	[11]
10/31/2017[7,15]	9.88	.07		.01	.08	—	—	—	9.96	.81 [9,11]	—	[12]	.24	[10,11]	.24	[10,11]	.55	[10,11]	1.26	[10,11]
Class 529-F-1:
10/31/2021	10.43	.08		(.07)	.01	(.31)	(.07)	(.38)	10.06	.08 [11]	—	[12]	.27	[11]	.27	[11]	.54	[11]	.81	[11]
10/31/2020	10.13	.15		.40	.55	(.25)	—	(.25)	10.43	5.59	—	[12]	.18		.18		.45		1.51
10/31/2019	9.73	.21		.35	.56	(.16)	—	(.16)	10.13	5.81	125		.19		.19		.48		2.15
10/31/2018	9.99	.18		(.27)	(.09)	(.15)	(.02)	(.17)	9.73	(.99)	128		.18		.18		.49		1.85
10/31/2017	10.11	.13		(.07)	.06	(.16)	(.02)	(.18)	9.99	.66	43		.20		.20		.51		1.31
Class 529-F-2:
10/31/2021	10.39	.10		(.08)	.02	(.30)	(.07)	(.37)	10.04	.17	339		.17		.17		.44		.96
10/31/2020[7,14]	10.39	—		—	—	—	—	—	10.39	—	120		—		—		—		—
Class 529-F-3:
10/31/2021	10.39	.10		(.08)	.02	(.31)	(.07)	(.38)	10.03	.23	—	[12]	.10		.08		.35		1.01
10/31/2020[7,14]	10.39	—		—	—	—	—	—	10.39	—	—	[12]	—		—		—		—

See end of tables for footnotes.

American Funds College Target Date Series	47

Financial highlights (continued)

	Year ended October 31,
Portfolio turnover rate for all share classes	2021	2020	2019		2018		2017
College 2039 Fund	4%[7,8,9]
College 2036 Fund	27	28%	—%[17]		—%[7,9,13,17]
College 2033 Fund	35	26	4		—	[17]	—%[17]
College 2030 Fund	44	24	7		8		6
College 2027 Fund	30	28	9		10		11
College 2024 Fund	18	13	—	[17]	6		13
College Enrollment Fund	11	16	5		4		7

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes on some funds and/or reimbursed a portion of miscellaneous fees and expenses during certain funds’ startup periods.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[6]	Unaudited.
[7]	Based on operations for a period that is less than a full year.
[8]	For the period March 26, 2021, commencement of operations, through October 31, 2021.
[9]	Not annualized.
[10]	Annualized.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	Amount less than $1 million.
[13]	For the period February 9, 2018, commencement of operations, through October 31, 2018.
[14]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[15]	Class 529-T shares began investment operations on April 7, 2017.
[16]	Amount less than $.01.
[17]	Amount is either less than 1% or there is no turnover.

See notes to financial statements.

48	American Funds College Target Date Series

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American Funds College Target Date Series:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of the American Funds College Target Date Series (the “Funds”) comprising the American Funds College 2039 Fund, American Funds College 2036 Fund, American Funds College 2033 Fund, American Funds College 2030 Fund, American Funds College 2027 Fund, American Funds College 2024 Fund, and American Funds College Enrollment Fund, including the investment portfolios as of October 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the Funds, except American Funds College 2039 Fund and American Funds College 2036 Fund; the related statement of operations, changes in net assets, and financial highlights for the period from March 26, 2021 (commencement of operations) through October 31, 2021, for American Funds College 2039 Fund; the related statement of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period from February 9, 2018 (commencement of operations) through October 31, 2018, for American Funds College 2036 Fund; and the related notes.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds, except American Funds College 2039 Fund and American Funds College 2036 Fund, as of October 31, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of American Funds College 2039 Fund and American Funds College 2036 Fund as of October 31, 2021; the results of operations, changes in net assets, and financial highlights for the period from March 26, 2021 (commencement of operations) through October 31, 2021, for American Funds College 2039 Fund; and the results of operations for the year ended October 31, 2021, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period from February 9, 2018 (commencement of operations) through October 31, 2018, for American Funds College 2036 Fund, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2021, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

Deloitte  & Touche LLP

Costa Mesa, California

December 8, 2021

We have served as the auditor of one or more American Funds investment companies since 1956.

American Funds College Target Date Series	49

Expense example	unaudited

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2021, through October 31, 2021).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Note:

Shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

50	American Funds College Target Date Series

Expense example (continued)

College 2039 Fund

	Beginning account value 5/1/2021	Ending account value 10/31/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,063.58	$2.44	.47%	$4.53	.87%
Class 529-A – assumed 5% return	1,000.00	1,022.84	2.40	.47	4.43	.87
Class 529-C – actual return	1,000.00	1,060.69	6.08	1.17	8.15	1.57
Class 529-C – assumed 5% return	1,000.00	1,019.31	5.96	1.17	7.98	1.57
Class 529-E – actual return	1,000.00	1,063.58	3.12	.60	5.20	1.00
Class 529-E – assumed 5% return	1,000.00	1,022.18	3.06	.60	5.09	1.00
Class 529-T – actual return	1,000.00	1,064.55	1.09	.21	3.17	.61
Class 529-T – assumed 5% return	1,000.00	1,024.15	1.07	.21	3.11	.61
Class 529-F-1 – actual return	1,000.00	1,064.55	1.56	.30	3.64	.70
Class 529-F-1 – assumed 5% return	1,000.00	1,023.69	1.53	.30	3.57	.70
Class 529-F-2 – actual return	1,000.00	1,065.51	.83	.16	2.92	.56
Class 529-F-2 – assumed 5% return	1,000.00	1,024.40	.82	.16	2.85	.56
Class 529-F-3 – actual return	1,000.00	1,065.51	.36	.07	2.45	.47
Class 529-F-3 – assumed 5% return	1,000.00	1,024.85	.36	.07	2.40	.47

College 2036 Fund

	Beginning account value 5/1/2021	Ending account value 10/31/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,055.17	$2.33	.45%	$4.25	.82%
Class 529-A – assumed 5% return	1,000.00	1,022.94	2.29	.45	4.18	.82
Class 529-C – actual return	1,000.00	1,051.08	6.05	1.17	7.96	1.54
Class 529-C – assumed 5% return	1,000.00	1,019.31	5.96	1.17	7.83	1.54
Class 529-E – actual return	1,000.00	1,053.72	3.31	.64	5.23	1.01
Class 529-E – assumed 5% return	1,000.00	1,021.98	3.26	.64	5.14	1.01
Class 529-T – actual return	1,000.00	1,056.35	1.04	.20	2.95	.57
Class 529-T – assumed 5% return	1,000.00	1,024.20	1.02	.20	2.91	.57
Class 529-F-1 – actual return	1,000.00	1,056.45	1.50	.29	3.42	.66
Class 529-F-1 – assumed 5% return	1,000.00	1,023.74	1.48	.29	3.36	.66
Class 529-F-2 – actual return	1,000.00	1,055.98	.88	.17	2.80	.54
Class 529-F-2 – assumed 5% return	1,000.00	1,024.35	.87	.17	2.75	.54
Class 529-F-3 – actual return	1,000.00	1,056.79	.36	.07	2.28	.44
Class 529-F-3 – assumed 5% return	1,000.00	1,024.85	.36	.07	2.24	.44

See end of tables for footnotes.

American Funds College Target Date Series	51

Expense example (continued)

College 2033 Fund

	Beginning account value 5/1/2021	Ending account value 10/31/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,045.95	$2.17	.42%	$3.87	.75%
Class 529-A – assumed 5% return	1,000.00	1,023.09	2.14	.42	3.82	.75
Class 529-C – actual return	1,000.00	1,042.03	6.02	1.17	7.72	1.50
Class 529-C – assumed 5% return	1,000.00	1,019.31	5.96	1.17	7.63	1.50
Class 529-E – actual return	1,000.00	1,044.72	3.30	.64	5.00	.97
Class 529-E – assumed 5% return	1,000.00	1,021.98	3.26	.64	4.94	.97
Class 529-T – actual return	1,000.00	1,047.30	1.14	.22	2.84	.55
Class 529-T – assumed 5% return	1,000.00	1,024.10	1.12	.22	2.80	.55
Class 529-F-1 – actual return	1,000.00	1,046.51	1.55	.30	3.25	.63
Class 529-F-1 – assumed 5% return	1,000.00	1,023.69	1.53	.30	3.21	.63
Class 529-F-2 – actual return	1,000.00	1,047.48	.88	.17	2.58	.50
Class 529-F-2 – assumed 5% return	1,000.00	1,024.35	.87	.17	2.55	.50
Class 529-F-3 – actual return	1,000.00	1,048.24	.36	.07	2.07	.40
Class 529-F-3 – assumed 5% return	1,000.00	1,024.85	.36	.07	2.04	.40

College 2030 Fund

	Beginning account value 5/1/2021	Ending account value 10/31/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,035.43	$2.10	.41%	$3.59	.70%
Class 529-A – assumed 5% return	1,000.00	1,023.14	2.09	.41	3.57	.70
Class 529-C – actual return	1,000.00	1,031.12	5.94	1.16	7.42	1.45
Class 529-C – assumed 5% return	1,000.00	1,019.36	5.90	1.16	7.37	1.45
Class 529-E – actual return	1,000.00	1,034.34	3.28	.64	4.77	.93
Class 529-E – assumed 5% return	1,000.00	1,021.98	3.26	.64	4.74	.93
Class 529-T – actual return	1,000.00	1,036.05	1.08	.21	2.57	.50
Class 529-T – assumed 5% return	1,000.00	1,024.15	1.07	.21	2.55	.50
Class 529-F-1 – actual return	1,000.00	1,035.97	1.59	.31	3.08	.60
Class 529-F-1 – assumed 5% return	1,000.00	1,023.64	1.58	.31	3.06	.60
Class 529-F-2 – actual return	1,000.00	1,036.81	.87	.17	2.36	.46
Class 529-F-2 – assumed 5% return	1,000.00	1,024.35	.87	.17	2.35	.46
Class 529-F-3 – actual return	1,000.00	1,037.50	.36	.07	1.85	.36
Class 529-F-3 – assumed 5% return	1,000.00	1,024.85	.36	.07	1.84	.36

See end of tables for footnotes.

52	American Funds College Target Date Series

Expense example (continued)

College 2027 Fund

	Beginning account value 5/1/2021	Ending account value 10/31/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,023.79	$2.09	.41%	$3.37	.66%
Class 529-A – assumed 5% return	1,000.00	1,023.14	2.09	.41	3.36	.66
Class 529-C – actual return	1,000.00	1,019.52	5.90	1.16	7.18	1.41
Class 529-C – assumed 5% return	1,000.00	1,019.36	5.90	1.16	7.17	1.41
Class 529-E – actual return	1,000.00	1,021.72	3.26	.64	4.54	.89
Class 529-E – assumed 5% return	1,000.00	1,021.98	3.26	.64	4.53	.89
Class 529-T – actual return	1,000.00	1,024.48	1.02	.20	2.30	.45
Class 529-T – assumed 5% return	1,000.00	1,024.20	1.02	.20	2.29	.45
Class 529-F-1 – actual return	1,000.00	1,023.68	1.53	.30	2.81	.55
Class 529-F-1 – assumed 5% return	1,000.00	1,023.69	1.53	.30	2.80	.55
Class 529-F-2 – actual return	1,000.00	1,024.56	.87	.17	2.14	.42
Class 529-F-2 – assumed 5% return	1,000.00	1,024.35	.87	.17	2.14	.42
Class 529-F-3 – actual return	1,000.00	1,024.57	.41	.08	1.68	.33
Class 529-F-3 – assumed 5% return	1,000.00	1,024.80	.41	.08	1.68	.33

College 2024 Fund

	Beginning account value 5/1/2021	Ending account value 10/31/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,012.02	$2.08	.41%	$3.30	.65%
Class 529-A – assumed 5% return	1,000.00	1,023.14	2.09	.41	3.31	.65
Class 529-C – actual return	1,000.00	1,008.10	5.92	1.17	7.14	1.41
Class 529-C – assumed 5% return	1,000.00	1,019.31	5.96	1.17	7.17	1.41
Class 529-E – actual return	1,000.00	1,011.27	3.24	.64	4.46	.88
Class 529-E – assumed 5% return	1,000.00	1,021.98	3.26	.64	4.48	.88
Class 529-T – actual return	1,000.00	1,012.80	1.07	.21	2.28	.45
Class 529-T – assumed 5% return	1,000.00	1,024.15	1.07	.21	2.29	.45
Class 529-F-1 – actual return	1,000.00	1,012.78	1.57	.31	2.79	.55
Class 529-F-1 – assumed 5% return	1,000.00	1,023.64	1.58	.31	2.80	.55
Class 529-F-2 – actual return	1,000.00	1,012.82	.86	.17	2.08	.41
Class 529-F-2 – assumed 5% return	1,000.00	1,024.35	.87	.17	2.09	.41
Class 529-F-3 – actual return	1,000.00	1,013.65	.36	.07	1.57	.31
Class 529-F-3 – assumed 5% return	1,000.00	1,024.85	.36	.07	1.58	.31

See end of tables for footnotes.

American Funds College Target Date Series	53

Expense example (continued)

College Enrollment Fund

	Beginning account value 5/1/2021	Ending account value 10/31/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,001.00	$2.07	.41%	$3.43	.68%
Class 529-A – assumed 5% return	1,000.00	1,023.14	2.09	.41	3.47	.68
Class 529-C – actual return	1,000.00	997.03	5.89	1.17	7.25	1.44
Class 529-C – assumed 5% return	1,000.00	1,019.31	5.96	1.17	7.32	1.44
Class 529-E – actual return	1,000.00	1,000.00	3.18	.63	4.54	.90
Class 529-E – assumed 5% return	1,000.00	1,022.03	3.21	.63	4.58	.90
Class 529-T – actual return	1,000.00	1,002.00	1.01	.20	2.37	.47
Class 529-T – assumed 5% return	1,000.00	1,024.20	1.02	.20	2.40	.47
Class 529-F-1 – actual return	1,000.00	1,002.00	1.67	.33	3.03	.60
Class 529-F-1 – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.06	.60
Class 529-F-2 – actual return	1,000.00	1,001.99	.86	.17	2.22	.44
Class 529-F-2 – assumed 5% return	1,000.00	1,024.35	.87	.17	2.24	.44
Class 529-F-3 – actual return	1,000.00	1,003.00	.40	.08	1.77	.35
Class 529-F-3 – assumed 5% return	1,000.00	1,024.80	.41	.08	1.79	.35

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2021:

	College 2039 Fund	College 2036 Fund	College 2033 Fund	College 2030 Fund	College 2027 Fund	College 2024 Fund	College Enrollment Fund
Long-term capital gains	—	$17,534,000	$58,782,000	$75,619,000	$56,507,000	$48,873,000	$6,909,000

54	American Funds College Target Date Series

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Francisco G. Cigarroa, MD, 1957	2021	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	86	None
James G. Ellis, 1947	2012	Professor of Marketing and former Dean, Marshall School of Business, University of Southern California	99	Advanced Merger Partners; J. G. Boswell (agricultural production); Mercury General Corporation
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	87	None
Mary Davis Holt, 1950	2015-2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	87	None
R. Clark Hooper, 1946	2012	Private investor	90	None
Merit E. Janow, 1958	2012	Dean and Professor, Columbia University, School of International and Public Affairs	93	Mastercard Incorporated; Trimble Inc. (software, hardware and services technology)
Margaret Spellings, 1957 Chair of the Board (Independent and Non-Executive)	2012	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Presidential Center	91	None
Alexandra Trower, 1964	2018	Former Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	86	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	86	Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation); Compass Minerals, Inc. (producer of salt and specialty fertilizers); Public Storage, Inc.; Romeo Power, Inc. (manufacturer of batteries for electric vehicles)

Interested trustees4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Bradley J. Vogt, 1965 Senior Vice President and Trustee	2012	Partner — Capital Research Global Investors, Capital Research and Management Company; Partner — Capital Research Global Investors, Capital Bank and Trust Company[6]	30	None
Michael C. Gitlin, 1970 Trustee	2019	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Vice Chairman and Director, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	86	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 56 for footnotes.

American Funds College Target Date Series	55

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Wesley K. Phoa, 1966 President	2012	Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]; Partner — Capital Solutions Group, Capital Research and Management Company
Walt Burkley, 1966 Principal Executive Officer	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Research Company[6]; Director, Capital Research and Management Company
Michael W. Stockton, 1967 Executive Vice President	2021	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
Michelle J. Black, 1971 Senior Vice President	2020	Partner — Capital Solutions Group, Capital Research and Management Company
David A. Hoag, 1965 Senior Vice President	2020	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
Joanna F. Jonsson, 1963 Senior Vice President	2014	Partner — Capital World Investors, Capital Research and Management Company; Vice Chair, President and Director, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]
Samir Mathur, 1965 Senior Vice President	2020	Partner — Capital Solutions Group, Capital Research and Management Company
Shannon Ward, 1964 Senior Vice President	2021	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Reagan Anderson, 1977 Vice President	2020	Senior Vice President — Government Relations, Capital Group Companies Global[6]
Maria Manotok, 1974 Vice President	2012	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, Senior Counsel and Director, Capital International, Inc.[6] ; Director, Capital Group Investment Management Limited[6]
Steven I. Koszalka, 1964 Secretary	2012	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2015	Senior Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a director who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

56	American Funds College Target Date Series

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American Funds College Target Date Series	57

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58	American Funds College Target Date Series

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American Funds College Target Date Series	59

Office of the series

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

60	American Funds College Target Date Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, summary prospectuses and CollegeAmerica Program Description, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com. CollegeAmerica is distributed by American Funds Distributors. Interests in CollegeAmerica are sold through unaffiliated intermediaries.

“Proxy Voting Guidelines for American Funds College Target Date Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Visit the Capital Group website for more information on the securities held by the underlying funds in the American Funds College Target Date Series’ portfolios.

American Funds College Target Date Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds College Target Date Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

Depending on your state of residence, there may be an in-state plan that provides state tax and other state benefits, such as financial aid, scholarship funds and protection from creditors, not available through CollegeAmerica. Before investing in any state’s 529 plan, investors should consult a tax advisor.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class R-6 share results as of December 31, 2020. Seven of the 11 fixed income American Funds available in Class R-6 shares that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that James G. Ellis, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

AFCTD

Registrant:

a) Audit Fees:
Audit	2020	108,000
	2021	71,000

b) Audit-Related Fees:
	2020	2,000
	2021	2,000

c) Tax Fees:
	2020	27,000
	2021	27,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2020	None
	2021	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2020	1,605,000
	2021	1,442,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:

	2020	68,000
	2021	1,000
	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2020	None
	2021	2,000
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

	Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were, $1,702,000 for fiscal year 2020 and $1,474,000 for fiscal year 2021. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS COLLEGE TARGET DATE SERIES

By __/s/ Walter R. Burkley________________
Walter R. Burkley, Principal Executive Officer

Date: December 31, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Walter R. Burkley_____________
Walter R. Burkley, Principal Executive Officer

Date: December 31, 2021

By ___/s/ Gregory F. Niland__________________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 31, 2021